Federated Hermes Total Return Bond Fund
Portfolio of Investments
February 28, 2022 (unaudited)
Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—32.4%
		Basic Industry - Chemicals—0.1%
$ 2,653,000		Albemarle Corp., 4.150%, 12/1/2024	$ 2,770,147
395,000		DuPont de Nemours, Inc., Sr. Unsecd. Note, 5.319%, 11/15/2038	470,372
9,955,000		RPM International, Inc., Sr. Unsecd. Note, 5.250%, 6/1/2045	12,219,329
12,000		Sherwin-Williams Co., Sr. Unsecd. Note, 2.750%, 6/1/2022	12,029
		TOTAL	15,471,877
		Basic Industry - Metals & Mining—0.4%
10,285,000	[1]	Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 2.875%, 3/17/2031	9,750,012
4,580,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.500%, 4/15/2040	5,163,767
1,530,000		Carpenter Technology Corp., Sr. Unsecd. Note, 4.450%, 3/1/2023	1,541,498
7,785,000		Glencore Funding LLC, Sr. Unsecd. Note, 144A, 1.625%, 4/27/2026	7,409,861
3,890,000		Glencore Funding LLC, Sr. Unsecd. Note, 144A, 3.375%, 9/23/2051	3,331,512
7,750,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.500%, 4/15/2023	7,932,488
2,200,000		Southern Copper Corp., Sr. Unsecd. Note, 3.500%, 11/8/2022	2,225,982
2,180,000		Southern Copper Corp., Sr. Unsecd. Note, 6.750%, 4/16/2040	2,832,844
2,290,000		Worthington Industries, Inc., Sr. Unsecd. Note, 4.300%, 8/1/2032	2,463,651
3,330,000		Worthington Industries, Inc., Sr. Unsecd. Note, 4.550%, 4/15/2026	3,539,908
		TOTAL	46,191,523
		Capital Goods - Aerospace & Defense—1.0%
9,050,000		Airbus Group SE, Sr. Unsecd. Note, 144A, 3.150%, 4/10/2027	9,354,741
7,480,000		BAE Systems Holdings, Inc., Sr. Unsecd. Note, 144A, 3.850%, 12/15/2025	7,832,271
4,845,000	[1]	BAE Systems PLC, Sr. Unsecd. Note, 144A, 3.000%, 9/15/2050	4,270,247
6,065,000		Boeing Co., Sr. Unsecd. Note, 2.700%, 2/1/2027	5,991,719
11,535,000		Boeing Co., Sr. Unsecd. Note, 2.950%, 2/1/2030	11,055,798
2,425,000		Boeing Co., Sr. Unsecd. Note, 3.950%, 8/1/2059	2,207,418
5,875,000		Boeing Co., Sr. Unsecd. Note, 4.508%, 5/1/2023	6,038,638
5,900,000		Boeing Co., Sr. Unsecd. Note, 4.875%, 5/1/2025	6,275,263
8,500,000		Boeing Co., Sr. Unsecd. Note, 5.705%, 5/1/2040	9,917,361
2,940,000	[1]	General Dynamics Corp., Sr. Unsecd. Note, 1.150%, 6/1/2026	2,821,284
4,360,000		General Dynamics Corp., Sr. Unsecd. Note, 3.250%, 4/1/2025	4,501,405
6,490,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 3.483%, 12/1/2027	6,666,920
2,900,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, Series WI, 3.844%, 5/1/2025	3,008,660
3,750,000		Leidos, Inc., Sr. Unsecd. Note, Series WI, 3.625%, 5/15/2025	3,868,350
10,870,000		Leidos, Inc., Sr. Unsecd. Note, Series WI, 4.375%, 5/15/2030	11,557,854
3,970,000		Lockheed Martin Corp., Sr. Unsecd. Note, 2.900%, 3/1/2025	4,071,006
7,300,000		Lockheed Martin Corp., Sr. Unsecd. Note, 3.550%, 1/15/2026	7,693,867
1,820,000	[2]	Textron Financial Corp., Jr. Sub. Note, 144A, 2.241% (3-month USLIBOR +1.735%), 2/15/2042	1,442,350
1,800,000		Textron, Inc., Sr. Unsecd. Note, 3.875%, 3/1/2025	1,879,329
3,000,000		Textron, Inc., Sr. Unsecd. Note, 4.300%, 3/1/2024	3,117,483
		TOTAL	113,571,964
		Capital Goods - Building Materials—0.2%
3,010,000		Allegion PLC, Sr. Unsecd. Note, 3.500%, 10/1/2029	3,062,976
4,940,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.200%, 10/1/2024	5,007,411
5,270,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.550%, 10/1/2027	5,427,154
3,305,000		Carrier Global Corp., Sr. Unsecd. Note, 2.722%, 2/15/2030	3,218,068

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Capital Goods - Building Materials—continued
$ 10,200,000		Carrier Global Corp., Sr. Unsecd. Note, 3.577%, 4/5/2050	$ 9,720,403
		TOTAL	26,436,012
		Capital Goods - Construction Machinery—0.4%
8,170,000		Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 2.450%, 8/12/2031	7,596,187
69,000		Caterpillar, Inc., Deb., 5.300%, 9/15/2035	86,077
295,000		Caterpillar, Inc., Sr. Unsecd. Note, 3.250%, 9/19/2049	291,078
1,640,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 1.875%, 1/15/2026	1,598,681
9,000,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 1.950%, 7/2/2023	8,998,563
445,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 4.375%, 4/5/2022	446,405
9,475,000		CNH Industrial NV, Sr. Unsecd. Note, Series MTN, 3.850%, 11/15/2027	9,901,574
3,910,000		Deere & Co., Sr. Unsecd. Note, 2.750%, 4/15/2025	3,986,516
510,000		John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 2.150%, 9/8/2022	513,035
500,000		John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 2.750%, 3/15/2022	500,341
9,875,000		John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 3.450%, 3/7/2029	10,453,310
		TOTAL	44,371,767
		Capital Goods - Diversified Manufacturing—0.6%
78,000		General Electric Capital Corp., Note, Series MTNA, 6.750%, 3/15/2032	100,783
350,000		General Electric Capital Corp., Series NOT2, 5.500%, 3/15/2023	359,735
2,555,000		Honeywell International, Inc., Sr. Unsecd. Note, 1.350%, 6/1/2025	2,502,198
2,680,000	[1]	Honeywell International, Inc., Sr. Unsecd. Note, 2.800%, 6/1/2050	2,540,851
5,885,000		Lennox International, Inc., Sr. Unsecd. Note, 1.700%, 8/1/2027	5,635,124
8,190,000		Lennox International, Inc., Sr. Unsecd. Note, 3.000%, 11/15/2023	8,309,985
5,200,000		Roper Technologies, Inc., Sr. Unsecd. Note, 1.400%, 9/15/2027	4,855,053
5,000,000		Roper Technologies, Inc., Sr. Unsecd. Note, 1.750%, 2/15/2031	4,425,031
4,830,000		Roper Technologies, Inc., Sr. Unsecd. Note, 2.000%, 6/30/2030	4,402,335
3,585,000		Roper Technologies, Inc., Sr. Unsecd. Note, 2.950%, 9/15/2029	3,545,618
1,900,000		Roper Technologies, Inc., Sr. Unsecd. Note, 3.850%, 12/15/2025	1,995,918
8,180,000		Valmont Industries, Inc., 5.250%, 10/1/2054	9,736,007
1,645,000		Valmont Industries, Inc., Sr. Unsecd. Note, 5.000%, 10/1/2044	1,883,950
3,285,000		Wabtec Corp., Sr. Unsecd. Note, 3.200%, 6/15/2025	3,317,595
6,575,000		Xylem, Inc., Sr. Unsecd. Note, 2.250%, 1/30/2031	6,192,423
		TOTAL	59,802,606
		Capital Goods - Packaging—0.1%
5,830,000		WestRock Co., Sr. Unsecd. Note, Series WI, 4.000%, 3/15/2028	6,171,820
		Communications - Cable & Satellite—0.7%
175,000		Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035	209,446
16,550,000		Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 4.800%, 3/1/2050	16,215,152
10,695,000		Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Term Loan - 1st Lien, 3.900%, 6/1/2052	9,319,609
4,300,000		Comcast Corp., 3.375%, 2/15/2025	4,436,323
10,000,000		Comcast Corp., Sr. Unsecd. Note, 1.500%, 2/15/2031	8,897,816
2,460,000		Comcast Corp., Sr. Unsecd. Note, 2.800%, 1/15/2051	2,058,664
4,570,000		Comcast Corp., Sr. Unsecd. Note, 3.300%, 2/1/2027	4,723,491
8,290,000		Comcast Corp., Sr. Unsecd. Note, 3.400%, 4/1/2030	8,563,594
910,000		Comcast Corp., Sr. Unsecd. Note, 3.450%, 2/1/2050	850,930
2,325,000		Comcast Corp., Sr. Unsecd. Note, 3.750%, 4/1/2040	2,351,901
400,000		Comcast Corp., Sr. Unsecd. Note, 3.900%, 3/1/2038	407,931
3,380,000		Comcast Corp., Sr. Unsecd. Note, 3.950%, 10/15/2025	3,567,263
580,000		Comcast Corp., Sr. Unsecd. Note, 4.400%, 8/15/2035	641,150
5,000,000		Comcast Corp., Sr. Unsecd. Note, 4.950%, 10/15/2058	6,090,051

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Communications - Cable & Satellite—continued
$ 3,000,000		NBC Universal, Inc., Sr. Unsecd. Note, 5.950%, 4/1/2041	$ 3,826,407
7,000,000		Time Warner Cable, Inc., Company Guarantee, 5.500%, 9/1/2041	7,473,755
500,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 4.500%, 9/15/2042	471,908
135,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 8.375%, 3/15/2023	144,025
		TOTAL	80,249,416
		Communications - Media & Entertainment—0.8%
10,000,000		Alphabet, Inc., Sr. Unsecd. Note, 1.900%, 8/15/2040	8,403,612
5,000,000		British Sky Broadcasting Group PLC, 144A, 3.750%, 9/16/2024	5,197,844
4,510,000		Fox Corp., Sr. Unsecd. Note, Series WI, 5.576%, 1/25/2049	5,436,645
11,850,000		Grupo Televisa S.A., 6.625%, 3/18/2025	13,182,888
2,100,000		Grupo Televisa S.A., Sr. Unsecd. Note, 5.000%, 5/13/2045	2,283,393
7,500,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 2.400%, 3/1/2031	7,119,930
12,195,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 3.375%, 3/1/2041	11,435,684
12,540,000		Netflix, Inc., Sr. Unsecd. Note, 4.875%, 4/15/2028	13,453,978
6,255,000		Paramount Global, Sr. Unsecd. Note, 4.200%, 5/19/2032	6,535,199
5,200,000		Paramount Global, Sr. Unsecd. Note, 4.900%, 8/15/2044	5,478,442
7,570,000		Walt Disney Co., Sr. Unsecd. Note, 3.600%, 1/13/2051	7,677,405
3,155,000		Walt Disney Co., Sr. Unsecd. Note, 3.800%, 5/13/2060	3,262,926
		TOTAL	89,467,946
		Communications - Telecom Wireless—0.7%
8,980,000		America Movil S.A.B. de C.V., Sr. Unsecd. Note, 2.875%, 5/7/2030	8,786,866
10,350,000		American Tower Corp., Sr. Unsecd. Note, 2.100%, 6/15/2030	9,380,288
3,000,000		American Tower Corp., Sr. Unsecd. Note, 3.700%, 10/15/2049	2,782,759
3,500,000		American Tower Corp., Sr. Unsecd. Note, 5.000%, 2/15/2024	3,684,686
6,175,000		Crown Castle International Corp., Sr. Unsecd. Note, 3.250%, 1/15/2051	5,309,412
8,400,000		Crown Castle International Corp., Sr. Unsecd. Note, 4.450%, 2/15/2026	8,886,911
14,000,000		T-Mobile USA, Inc., Sec. Fac. Bond, 3.875%, 4/15/2030	14,492,219
3,350,000		T-Mobile USA, Inc., Sec. Fac. Bond, 4.500%, 4/15/2050	3,498,305
5,175,000		T-Mobile USA, Inc., Sr. Sub. Note, 3.000%, 2/15/2041	4,491,770
5,005,000		Vodafone Group PLC, Sr. Unsecd. Note, 4.125%, 5/30/2025	5,261,652
5,000,000		Vodafone Group PLC, Sr. Unsecd. Note, 4.250%, 9/17/2050	5,130,289
5,630,000		Vodafone Group PLC, Sr. Unsecd. Note, 5.250%, 5/30/2048	6,465,981
		TOTAL	78,171,138
		Communications - Telecom Wirelines—1.1%
9,240,000		AT&T, Inc., Sr. Unsecd. Note, 0.900%, 3/25/2024	9,086,430
9,255,000		AT&T, Inc., Sr. Unsecd. Note, 1.700%, 3/25/2026	9,013,690
3,693,000		AT&T, Inc., Sr. Unsecd. Note, 2.550%, 12/1/2033	3,428,311
7,090,000		AT&T, Inc., Sr. Unsecd. Note, 3.500%, 6/1/2041	6,753,462
8,370,000		AT&T, Inc., Sr. Unsecd. Note, 3.650%, 6/1/2051	7,912,664
4,035,000		AT&T, Inc., Sr. Unsecd. Note, 3.800%, 12/1/2057	3,791,780
1,940,000		AT&T, Inc., Sr. Unsecd. Note, 3.850%, 6/1/2060	1,810,265
6,000,000		AT&T, Inc., Sr. Unsecd. Note, 4.550%, 3/9/2049	6,395,603
465,000		AT&T, Inc., Sr. Unsecd. Note, 5.250%, 3/1/2037	547,320
2,100,000		AT&T, Inc., Sr. Unsecd. Note, 5.450%, 3/1/2047	2,512,647
275,000	[1]	AT&T, Inc., Sr. Unsecd. Note, 5.700%, 3/1/2057	347,268
5,800,000		AT&T, Inc., Sr. Unsecd. Note, 6.375%, 3/1/2041	7,487,620
4,160,000		AT&T, Inc., Sr. Unsecd. Note, Series WI, 5.300%, 8/15/2058	4,762,117
12,000,000		Deutsche Telekom International Finance BV, Sr. Unsecd. Note, 144A, 3.600%, 1/19/2027	12,473,586
5,000,000		Telefonica Emisiones SAU, Sr. Unsecd. Note, 4.895%, 3/6/2048	5,263,614
3,925,000		Telefonica Emisiones SAU, Sr. Unsecd. Note, 5.213%, 3/8/2047	4,275,541

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Communications - Telecom Wirelines—continued
$ 4,525,000		Telefonica Emisiones SAU, Sr. Unsecd. Note, 5.520%, 3/1/2049	$ 5,147,740
10,600,000		Verizon Communications, Inc., Sr. Unsecd. Note, 1.450%, 3/20/2026	10,244,524
16,495,000		Verizon Communications, Inc., Sr. Unsecd. Note, 3.400%, 3/22/2041	15,907,534
870,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.000%, 3/22/2050	894,913
5,740,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.125%, 8/15/2046	5,999,219
1,122,000		Verizon Communications, Inc., Sr. Unsecd. Note, Series WI, 2.987%, 10/30/2056	958,797
		TOTAL	125,014,645
		Consumer Cyclical - Automotive—1.2%
14,845,000		Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 2.000%, 12/14/2026	14,331,780
1,985,000		Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 2.375%, 12/14/2028	1,907,829
2,400,000		DaimlerChrysler North America Holding Corp., Company Guarantee, 8.500%, 1/18/2031	3,392,920
5,540,000		General Motors Co., Sr. Unsecd. Note, 4.000%, 4/1/2025	5,751,599
260,000		General Motors Co., Sr. Unsecd. Note, 5.150%, 4/1/2038	282,009
10,175,000		General Motors Co., Sr. Unsecd. Note, 6.125%, 10/1/2025	11,264,849
2,790,000		General Motors Co., Sr. Unsecd. Note, 6.750%, 4/1/2046	3,535,706
10,290,000	[1]	General Motors Financial Co., Inc., Sr. Unsecd. Note, 1.500%, 6/10/2026	9,761,161
5,365,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.700%, 8/20/2027	5,255,276
410,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.950%, 4/13/2024	421,762
15,305,000	[1]	Hyundai Capital America, Sr. Unsecd. Note, 144A, 2.000%, 6/15/2028	14,244,056
4,745,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 2.375%, 2/10/2023	4,760,520
18,400,000		Nissan Motor Acceptance Company LLC., Sr. Unsecd. Note, 144A, 1.850%, 9/16/2026	17,263,853
5,860,000		Stellantis Finance US, Inc., 144A, 1.711%, 1/29/2027	5,577,751
6,465,000		Stellantis Finance US, Inc., Sr. Unsecd. Note, 144A, 2.691%, 9/15/2031	5,992,699
8,680,000		Stellantis N.V., Sr. Unsecd. Note, 5.250%, 4/15/2023	8,984,842
2,700,000		Toyota Motor Credit Corp., Sr. Unsecd. Note, Series GMTN, 2.700%, 1/11/2023	2,733,933
6,000,000		Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 1.250%, 11/24/2025	5,720,668
4,650,000		Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 4.250%, 11/13/2023	4,816,818
		TOTAL	126,000,031
		Consumer Cyclical - Gaming—0.0%
250,000		GLP Capital LP / GLP Financing II, Inc., Sr. Unsecd. Note, 5.375%, 4/15/2026	267,817
		Consumer Cyclical - Lodging—0.0%
730,000		American Campus Communities Operating Partnership LP, Sr. Unsecd. Note, 4.125%, 7/1/2024	757,936
		Consumer Cyclical - Retailers—1.1%
2,500,000		Advance Auto Parts, Inc., Sr. Unsecd. Note, 1.750%, 10/1/2027	2,347,455
15,185,000		Advance Auto Parts, Inc., Sr. Unsecd. Note, Series WI, 3.900%, 4/15/2030	15,715,520
13,850,000		Alimentation Couche-Tard, Inc., Sr. Unsecd. Note, 144A, 3.800%, 1/25/2050	13,365,113
8,190,000		AutoNation, Inc., Sr. Unsecd. Note, 2.400%, 8/1/2031	7,391,056
3,745,000		AutoNation, Inc., Sr. Unsecd. Note, 3.850%, 3/1/2032	3,787,256
6,180,000		AutoNation, Inc., Sr. Unsecd. Note, 4.750%, 6/1/2030	6,665,707
475,000		AutoZone, Inc., Sr. Unsecd. Note, 3.625%, 4/15/2025	491,677
2,480,000		Costco Wholesale Corp., Sr. Unsecd. Note, 1.375%, 6/20/2027	2,386,019
235,106		CVS Health Corp., Pass Thru Cert., 144A, 5.298%, 1/11/2027	246,410
1,200,000		CVS Health Corp., Sr. Unsecd. Note, 2.700%, 8/21/2040	1,049,095
2,500,000		CVS Health Corp., Sr. Unsecd. Note, 2.875%, 6/1/2026	2,531,605
8,500,000		CVS Health Corp., Sr. Unsecd. Note, 3.375%, 8/12/2024	8,740,172
74,000		CVS Health Corp., Sr. Unsecd. Note, 4.100%, 3/25/2025	77,533
944,000		CVS Health Corp., Sr. Unsecd. Note, 4.300%, 3/25/2028	1,020,226
3,815,000		CVS Health Corp., Sr. Unsecd. Note, 4.780%, 3/25/2038	4,271,462
12,745,000		CVS Health Corp., Sr. Unsecd. Note, 5.050%, 3/25/2048	14,904,398
1,760,000		CVS Health Corp., Sr. Unsecd. Note, 5.125%, 7/20/2045	2,041,599

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Consumer Cyclical - Retailers—continued
$ 4,670,000		Dollar General Corp., Sr. Unsecd. Note, 4.150%, 11/1/2025	$ 4,928,999
4,205,000		Home Depot, Inc., Sr. Unsecd. Note, 2.700%, 4/15/2030	4,196,770
2,300,000		Home Depot, Inc., Sr. Unsecd. Note, 2.800%, 9/14/2027	2,349,218
3,690,000		Home Depot, Inc., Sr. Unsecd. Note, 2.950%, 6/15/2029	3,778,220
12,000,000		Home Depot, Inc., Sr. Unsecd. Note, 3.750%, 2/15/2024	12,435,202
2,370,000		O’Reilly Automotive, Inc., Sr. Unsecd. Note, 3.550%, 3/15/2026	2,469,939
		TOTAL	117,190,651
		Consumer Cyclical - Services—0.5%
10,000,000		Alibaba Group Holding Ltd., Sr. Unsecd. Note, 3.600%, 11/28/2024	10,268,973
5,130,000		Amazon.com, Inc., Sr. Unsecd. Note, 3.150%, 8/22/2027	5,366,022
5,000,000		Amazon.com, Inc., Sr. Unsecd. Note, 3.875%, 8/22/2037	5,483,040
165,000		Booking Holdings, Inc., Sr. Unsecd. Note, 2.750%, 3/15/2023	166,977
2,100,000		Boston University, Series MTNA, 7.625%, 7/15/2097	2,559,240
6,700,000		Cintas Corp. No. 2, Sr. Unsecd. Note, 3.700%, 4/1/2027	7,081,314
8,100,000		Expedia Group, Inc., Sr. Unsecd. Note, 144A, 6.250%, 5/1/2025	8,899,056
325,000		Expedia Group, Inc., Sr. Unsecd. Note, Series WI, 3.250%, 2/15/2030	320,963
2,340,000	[1]	University of Southern California, Sr. Unsecd. Note, 5.250%, 10/1/2111	3,222,676
4,420,000		Visa, Inc., Sr. Unsecd. Note, 2.750%, 9/15/2027	4,533,009
3,300,000		Visa, Inc., Sr. Unsecd. Note, 3.150%, 12/14/2025	3,421,885
350,000		Visa, Inc., Sr. Unsecd. Note, 4.150%, 12/14/2035	394,442
		TOTAL	51,717,597
		Consumer Non-Cyclical - Food/Beverage—1.8%
870,000		Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.700%, 2/1/2036	970,727
11,000,000		Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.900%, 2/1/2046	12,449,834
1,390,000		Anheuser-Busch InBev Finance, Inc., 4.900%, 2/1/2046	1,557,884
6,960,000		Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.439%, 10/6/2048	7,463,205
3,000,000		Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.500%, 6/1/2050	3,306,930
10,030,000		Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.600%, 4/15/2048	11,019,335
3,375,000		Bacardi Ltd., Sr. Unsecd. Note, 144A, 2.750%, 7/15/2026	3,375,002
5,100,000		Coca-Cola European Partners PLC, Sr. Unsecd. Note, 144A, 1.500%, 1/15/2027	4,882,054
4,305,000		Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 1.850%, 9/1/2032	3,764,486
9,164,000		Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 2.750%, 1/22/2030	8,889,355
5,000,000		Constellation Brands, Inc., 4.250%, 5/1/2023	5,140,690
1,690,000		Constellation Brands, Inc., Sr. Unsecd. Note, 3.750%, 5/1/2050	1,624,355
6,640,000		Constellation Brands, Inc., Sr. Unsecd. Note, 4.650%, 11/15/2028	7,290,502
3,575,000		Flowers Foods, Inc., Sr. Unsecd. Note, 2.400%, 3/15/2031	3,390,798
5,160,000		Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/1/2026	5,391,755
2,937,000	[1]	General Mills, Inc., Sr. Unsecd. Note, 144A, 3.000%, 2/1/2051	2,668,478
8,000,000		General Mills, Inc., Sr. Unsecd. Note, 3.700%, 10/17/2023	8,238,074
3,250,000		Grupo Bimbo S.A.B. de CV, Sr. Unsecd. Note, 144A, 3.875%, 6/27/2024	3,359,501
2,810,000		Heineken NV, Sr. Unsecd. Note, 144A, 4.350%, 3/29/2047	3,168,501
12,840,000		International Flavors & Fragrances, Inc., Sr. Unsecd. Note, 144A, 1.832%, 10/15/2027	12,150,702
7,500,000		International Flavors & Fragrances, Inc., Sr. Unsecd. Note, 144A, 2.300%, 11/1/2030	6,976,949
5,965,000		Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 3.200%, 5/1/2030	6,030,960
1,430,000		Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 4.057%, 5/25/2023	1,468,439
3,140,000		Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 4.417%, 5/25/2025	3,325,918
15,060,000		Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 6/1/2046	15,455,325
5,000,000		Mead Johnson Nutrition Co., Sr. Unsecd. Note, 4.600%, 6/1/2044	6,009,905
6,100,000		PepsiCo, Inc., 2.750%, 4/30/2025	6,229,910
150,000		Ralston Purina Co., Deb., 7.875%, 6/15/2025	173,200

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Food/Beverage—continued
$ 200,000		Ralston Purina Co., Deb., 8.125%, 2/1/2023	$ 210,282
8,350,000		Smithfield Foods, Inc., 144A, 2.625%, 9/13/2031	7,655,974
14,670,000		Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 3.000%, 10/15/2030	13,918,042
6,865,000		Smucker (J.M.) Co., Sr. Unsecd. Note, 3.500%, 3/15/2025	7,107,728
12,300,000		Sysco Corp., Sr. Unsecd. Note, 4.450%, 3/15/2048	13,123,842
1,450,000		Tyson Foods, Inc., 5.150%, 8/15/2044	1,720,809
1,970,000		Tyson Foods, Inc., Sr. Unsecd. Note, 3.550%, 6/2/2027	2,048,149
		TOTAL	201,557,600
		Consumer Non-Cyclical - Health Care—1.0%
7,240,000		Alcon Finance Corp., Sr. Unsecd. Note, 144A, 2.600%, 5/27/2030	6,916,514
5,000,000		Alcon Finance Corp., Sr. Unsecd. Note, 144A, 2.750%, 9/23/2026	5,027,403
7,355,000		Alcon Finance Corp., Sr. Unsecd. Note, 144A, 3.000%, 9/23/2029	7,292,927
2,620,000		Becton Dickinson & Co., Sr. Unsecd. Note, 1.957%, 2/11/2031	2,382,908
1,690,000		Becton Dickinson & Co., Sr. Unsecd. Note, 3.734%, 12/15/2024	1,748,763
9,570,000		Becton Dickinson & Co., Sr. Unsecd. Note, 3.794%, 5/20/2050	9,596,999
10,220,000		Danaher Corp., Sr. Unsecd. Note, 2.600%, 10/1/2050	8,788,086
11,545,000		Dentsply Sirona, Inc., Sr. Unsecd. Note, 3.250%, 6/1/2030	11,701,324
3,270,000		DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, 2.600%, 11/15/2029	3,195,033
1,000,000		DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, 3.400%, 11/15/2049	982,115
10,090,000		HCA, Inc., Sec. Fac. Bond, 3.500%, 7/15/2051	8,987,810
5,630,000		PerkinElmer, Inc., Sr. Unsecd. Note, 0.850%, 9/15/2024	5,435,632
4,315,000		PerkinElmer, Inc., Sr. Unsecd. Note, 1.900%, 9/15/2028	4,049,930
6,515,000		PerkinElmer, Inc., Sr. Unsecd. Note, 2.550%, 3/15/2031	6,220,856
8,325,000		PerkinElmer, Inc., Sr. Unsecd. Note, 3.300%, 9/15/2029	8,369,868
4,035,000		Stryker Corp., Sr. Unsecd. Note, 0.600%, 12/1/2023	3,942,197
11,000,000		Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 1.215%, 10/18/2024	10,752,657
		TOTAL	105,391,022
		Consumer Non-Cyclical - Pharmaceuticals—1.4%
5,128,000		Abbott Laboratories, Sr. Unsecd. Note, 3.750%, 11/30/2026	5,475,021
9,050,000		Abbott Laboratories, Sr. Unsecd. Note, 4.900%, 11/30/2046	11,193,427
6,380,000		AbbVie, Inc., Sr. Unsecd. Note, 3.200%, 11/21/2029	6,469,354
13,210,000		AbbVie, Inc., Sr. Unsecd. Note, 4.250%, 11/21/2049	14,069,467
2,000,000		Amgen, Inc., Sr. Unsecd. Note, 3.625%, 5/22/2024	2,067,504
375,000		Amgen, Inc., Sr. Unsecd. Note, 4.400%, 5/1/2045	399,257
1,975,000	[1]	Astrazeneca Finance LLC, Sr. Unsecd. Note, 2.250%, 5/28/2031	1,899,273
3,775,000		AstraZeneca PLC, Sr. Unsecd. Note, 2.125%, 8/6/2050	2,987,582
7,410,000		AstraZeneca PLC, Sr. Unsecd. Note, 2.375%, 6/12/2022	7,433,281
7,000,000		AstraZeneca PLC, Sr. Unsecd. Note, 3.125%, 6/12/2027	7,247,002
7,000,000		AstraZeneca PLC, Sr. Unsecd. Note, 3.500%, 8/17/2023	7,186,406
5,050,000		Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 3.875%, 12/15/2023	5,189,655
5,250,000		Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 4.250%, 12/15/2025	5,516,896
2,455,000		Bayer US Finance LLC, Sr. Unsecd. Note, 144A, 3.375%, 10/8/2024	2,505,041
5,000,000		Biogen, Inc., Sr. Unsecd. Note, 2.250%, 5/1/2030	4,572,812
12,625,000		Biogen, Inc., Sr. Unsecd. Note, 3.150%, 5/1/2050	10,337,824
10,140,000		Bristol-Myers Squibb Co., Sr. Unsecd. Note, 0.750%, 11/13/2025	9,637,241
9,100,000		Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 3.900%, 2/20/2028	9,803,740
260,000		Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 4.125%, 6/15/2039	285,475
3,000,000		Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 4.350%, 11/15/2047	3,418,993
2,475,000		Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 5.000%, 8/15/2045	3,035,517
1,000,000		Johnson & Johnson, 5.950%, 8/15/2037	1,343,643

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Pharmaceuticals—continued
$ 500,000		Johnson & Johnson, Sr. Unsecd. Note, 3.550%, 3/1/2036	$ 538,354
17,652,000		Regeneron Pharmaceuticals, Inc., Sr. Unsecd. Note, 2.800%, 9/15/2050	14,610,274
6,870,000		Takeda Pharmaceutical Co. Ltd., Sr. Unsecd. Note, 2.050%, 3/31/2030	6,381,460
11,215,000		Zoetis, Inc., Sr. Unsecd. Note, 3.000%, 5/15/2050	10,293,642
		TOTAL	153,898,141
		Consumer Non-Cyclical - Products—0.1%
4,405,000		Church & Dwight Co., Inc., Sr. Unsecd. Note, 2.300%, 12/15/2031	4,230,820
3,060,000		Church and Dwight, Inc., Sr. Unsecd. Note, 3.150%, 8/1/2027	3,156,647
2,390,000		Unilever Capital Corp., Sr. Unsecd. Note, 0.375%, 9/14/2023	2,344,997
		TOTAL	9,732,464
		Consumer Non-Cyclical - Supermarkets—0.0%
3,000,000		Kroger Co., Bond, 6.900%, 4/15/2038	4,078,614
		Consumer Non-Cyclical - Tobacco—0.4%
9,075,000		Altria Group, Inc., Sr. Unsecd. Note, 3.700%, 2/4/2051	7,433,716
4,490,000		Bat Capital Corp., Sr. Unsecd. Note, 2.789%, 9/6/2024	4,520,772
5,000,000		Bat Capital Corp., Sr. Unsecd. Note, 3.734%, 9/25/2040	4,318,410
3,000,000		Philip Morris International, Inc., Sr. Unsecd. Note, 0.875%, 5/1/2026	2,823,527
7,770,000		Philip Morris International, Inc., Sr. Unsecd. Note, 2.100%, 5/1/2030	7,309,259
1,960,000		Philip Morris International, Inc., Sr. Unsecd. Note, 3.875%, 8/21/2042	1,905,032
5,335,000		Reynolds American, Inc., Sr. Unsecd. Note, 4.450%, 6/12/2025	5,582,177
5,450,000		Reynolds American, Inc., Sr. Unsecd. Note, 5.850%, 8/15/2045	5,908,347
		TOTAL	39,801,240
		Energy - Independent—0.5%
7,000,000		Canadian Natural Resources Ltd., 3.900%, 2/1/2025	7,272,252
5,230,000		Canadian Natural Resources Ltd., Sr. Unsecd. Note, 2.050%, 7/15/2025	5,138,868
12,625,000		Coterra Energy, Inc., Sr. Unsecd. Note, 144A, 3.900%, 5/15/2027	13,163,760
1,730,000		Coterra Energy, Inc., Sr. Unsecd. Note, 144A, 4.375%, 3/15/2029	1,858,675
13,920,000		Hess Corp., Sr. Unsecd. Note, 5.600%, 2/15/2041	15,994,241
12,265,000	[1]	Marathon Oil Corp., Sr. Unsecd. Note, 4.400%, 7/15/2027	13,031,422
610,000		XTO Energy, Inc., 6.750%, 8/1/2037	826,425
		TOTAL	57,285,643
		Energy - Integrated—0.7%
4,990,000		BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.000%, 2/24/2050	4,274,551
2,485,000		BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.119%, 5/4/2026	2,546,069
100,000		BP PLC, Deb., 8.750%, 3/1/2032	131,286
6,990,000	[1]	Cenovus Energy, Inc., Sr. Unsecd. Note, 3.750%, 2/15/2052	6,315,977
12,275,000		Cenovus Energy, Inc., Sr. Unsecd. Note, 4.250%, 4/15/2027	12,991,220
8,520,000		Chevron Corp., Sr. Unsecd. Note, 3.078%, 5/11/2050	8,222,326
3,400,000		Chevron Corp., Sr. Unsecd. Note, 3.191%, 6/24/2023	3,466,079
4,030,000		CNPC Hong Kong Overseas Capital Ltd., Company Guarantee, 144A, 5.950%, 4/28/2041	5,274,118
4,000,000		Conoco, Inc., 7.250%, 10/15/2031	5,489,397
205,000		ConocoPhillips, Company Guarantee, 6.500%, 2/1/2039	285,343
450,000		Petro-Canada, Sr. Unsecd. Note, 6.800%, 5/15/2038	589,951
3,770,000		Shell International Finance B.V., Sr. Unsecd. Note, 2.875%, 5/10/2026	3,879,436
3,025,000		Shell International Finance B.V., Sr. Unsecd. Note, 4.000%, 5/10/2046	3,214,066
10,510,000		Suncor Energy, Inc., Sr. Unsecd. Note, 3.750%, 3/4/2051	10,076,990
3,550,000		Suncor Energy, Inc., Sr. Unsecd. Note, 6.500%, 6/15/2038	4,501,935
		TOTAL	71,258,744
		Energy - Midstream—0.9%
9,000,000		Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 3.600%, 9/1/2032	8,910,813

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Energy - Midstream—continued
$ 9,240,000		Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	$ 9,899,306
4,000,000		Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 4.500%, 6/1/2025	4,244,562
2,400,000		Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 5.800%, 6/1/2045	2,882,804
1,210,000		Eastern Energy Gas Holdings, Sr. Unsecd. Note, Series C, 144A, 3.000%, 11/15/2029	1,195,988
3,715,000		Eastern Energy Gas Holdings, Sr. Unsecd. Note, Series C, 144A, 3.900%, 11/15/2049	3,645,942
785,000		Energy Transfer Operating, Sr. Unsecd. Note, 5.500%, 6/1/2027	866,013
360,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.050%, 3/15/2025	372,839
10,000,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.900%, 2/1/2024	10,414,389
225,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 6.125%, 12/15/2045	253,060
4,270,000		Energy Transfer Partners LP, Sr. Unsecd. Note, Series 30Y, 6.000%, 6/15/2048	4,801,388
6,250,000		Enterprise Products Operating LLC, Sr. Unsecd. Note, 4.850%, 3/15/2044	6,828,110
1,650,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.800%, 3/15/2035	1,937,429
5,870,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.375%, 3/1/2041	7,099,492
520,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, Series MTN, 6.950%, 1/15/2038	661,661
3,320,000		Kinder Morgan, Inc., Sr. Unsecd. Note, 3.250%, 8/1/2050	2,796,165
320,000		MPLX LP, Sr. Unsecd. Note, 4.500%, 4/15/2038	329,815
5,200,000		MPLX LP, Sr. Unsecd. Note, 4.900%, 4/15/2058	5,346,198
2,220,000		MPLX LP, Sr. Unsecd. Note, Series WI, 4.250%, 12/1/2027	2,343,500
1,631,000		ONEOK, Inc., Sr. Unsecd. Note, 2.200%, 9/15/2025	1,617,185
8,390,000		ONEOK, Inc., Sr. Unsecd. Note, 4.950%, 7/13/2047	8,855,217
4,710,000	[1]	TC Pipelines, LP, Sr. Unsecd. Note, 3.900%, 5/25/2027	4,995,873
3,850,000		Texas Eastern Transmission LP, Sr. Unsecd. Note, 144A, 2.800%, 10/15/2022	3,873,390
225,000		Williams Partners LP, Sr. Unsecd. Note, 4.850%, 3/1/2048	244,436
7,275,000		Williams Partners LP, Sr. Unsecd. Note, 4.900%, 1/15/2045	7,856,001
		TOTAL	102,271,576
		Energy - Oil Field Services—0.0%
175,000		Burlington Resources, LLC., Sr. Unsecd. Note, 7.200%, 8/15/2031	234,588
615,000		Schlumberger Holdings Corp., Sr. Unsecd. Note, 144A, 4.000%, 12/21/2025	642,614
		TOTAL	877,202
		Energy - Refining—0.4%
535,000		HollyFrontier Corp., Sr. Unsecd. Note, 5.875%, 4/1/2026	580,288
325,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 4.500%, 4/1/2048	332,242
11,295,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 4.750%, 9/15/2044	11,913,721
6,615,000		Phillips 66, Sr. Unsecd. Note, 0.900%, 2/15/2024	6,502,383
5,255,000		Phillips 66, Sr. Unsecd. Note, 1.300%, 2/15/2026	5,003,799
7,360,000		Phillips 66, Sr. Unsecd. Note, 4.875%, 11/15/2044	8,386,823
4,020,000		Valero Energy Corp., 7.500%, 4/15/2032	5,301,399
9,985,000		Valero Energy Corp., Sr. Unsecd. Note, 2.800%, 12/1/2031	9,442,594
395,000		Valero Energy Corp., Sr. Unsecd. Note, 4.350%, 6/1/2028	424,347
		TOTAL	47,887,596
		Financial Institution - Banking—5.9%
4,995,000		American Express Co., 2.650%, 12/2/2022	5,051,843
355,000		American Express Co., Sr. Unsecd. Note, 3.000%, 10/30/2024	362,971
10,720,000		Associated Banc-Corp., Sub. Note, 4.250%, 1/15/2025	11,188,537
9,900,000		Bank of America Corp., Sr. Unsecd. Note, 2.572%, 10/20/2032	9,381,893
8,185,000		Bank of America Corp., Sr. Unsecd. Note, 2.592%, 4/29/2031	7,831,607
5,440,000		Bank of America Corp., Sr. Unsecd. Note, 2.687%, 4/22/2032	5,236,989
11,460,000		Bank of America Corp., Sr. Unsecd. Note, 3.419%, 12/20/2028	11,728,141
5,400,000		Bank of America Corp., Sr. Unsecd. Note, Series GMTN, 3.593%, 7/21/2028	5,582,139
7,000,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 1.898%, 7/23/2031	6,333,088

Principal Amount or Shares		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Financial Institution - Banking—continued
$ 23,225,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 1.922%, 10/24/2031	$ 21,050,882
10,000,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.087%, 6/14/2029	9,464,911
10,235,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.884%, 10/22/2030	10,045,663
8,440,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.824%, 1/20/2028	8,795,786
1,622,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 4.000%, 4/1/2024	1,683,915
3,500,000	Bank of America Corp., Sub. Note, Series L, 3.950%, 4/21/2025	3,631,573
560,000	Bank of America Corp., Sub. Note, Series MTN, 4.200%, 8/26/2024	583,554
660,000	Bank of America Corp., Sub. Note, Series MTN, 4.450%, 3/3/2026	703,760
6,840,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 3.250%, 9/11/2024	7,048,360
1,740,000	Bank of New York Mellon Corp., Sub. Note, Series MTN, 3.000%, 10/30/2028	1,761,704
480,000	Bank of New York Mellon, N.A., 3.400%, 5/15/2024	495,415
2,100,000	Capital One Bank, Sub. Note, 3.375%, 2/15/2023	2,133,345
2,160,000	Capital One Financial Corp., Sr. Unsecd. Note, 3.900%, 1/29/2024	2,229,959
15,085,000	Citigroup, Inc., Sr. Unsecd. Note, 2.572%, 6/3/2031	14,419,442
3,970,000	Citigroup, Inc., Sr. Unsecd. Note, 2.750%, 4/25/2022	3,975,611
895,000	Citigroup, Inc., Sr. Unsecd. Note, 2.876%, 7/24/2023	900,085
5,665,000	Citigroup, Inc., Sr. Unsecd. Note, 2.976%, 11/5/2030	5,595,373
10,135,000	Citigroup, Inc., Sr. Unsecd. Note, 3.057%, 1/25/2033	10,000,654
9,070,000	Citigroup, Inc., Sr. Unsecd. Note, 3.106%, 4/8/2026	9,193,344
7,000,000	Citigroup, Inc., Sr. Unsecd. Note, 3.300%, 4/27/2025	7,171,283
2,320,000	Citigroup, Inc., Sr. Unsecd. Note, 3.352%, 4/24/2025	2,367,147
5,000,000	Citigroup, Inc., Sr. Unsecd. Note, 3.887%, 1/10/2028	5,225,739
10,000,000	Citigroup, Inc., Sr. Unsecd. Note, 4.412%, 3/31/2031	10,843,787
345,000	Citigroup, Inc., Sub. Note, 4.450%, 9/29/2027	368,864
13,600,000	Citizens Financial Group, Inc., Sub. Note, 2.638%, 9/30/2032	12,628,073
6,770,000	Comerica, Inc., 3.800%, 7/22/2026	7,122,482
6,980,000	Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	7,292,544
7,540,000	Fifth Third Bancorp, Sr. Unsecd. Note, 3.650%, 1/25/2024	7,755,468
4,280,000	Fifth Third Bank, Sr. Unsecd. Note, Series BKNT, 2.250%, 2/1/2027	4,259,075
14,145,000	FNB Corp. (PA), Sr. Unsecd. Note, 2.200%, 2/24/2023	14,169,895
10,375,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 1.948%, 10/21/2027	9,947,524
5,815,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 1.992%, 1/27/2032	5,246,989
10,000,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.600%, 2/7/2030	9,610,886
12,000,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.500%, 11/16/2026	12,295,546
6,000,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.691%, 6/5/2028	6,217,363
10,000,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.800%, 3/15/2030	10,431,557
8,000,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.814%, 4/23/2029	8,311,491
8,150,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, Series DMTN, 2.383%, 7/21/2032	7,561,099
500,000	HSBC Holdings PLC, Jr. Sub. Note, 6.375%, 9/30/2070	515,688
7,445,000	HSBC Holdings PLC, Sr. Unsecd. Note, 1.589%, 5/24/2027	7,023,571
2,400,000	HSBC Holdings PLC, Sr. Unsecd. Note, 3.262%, 3/13/2023	2,401,287
10,000,000	HSBC Holdings PLC, Sr. Unsecd. Note, 3.900%, 5/25/2026	10,396,368
4,450,000	HSBC USA, Inc., Sr. Unsecd. Note, 3.500%, 6/23/2024	4,584,727
4,500,000	Huntington Bancshares, Inc., Sr. Unsecd. Note, 4.000%, 5/15/2025	4,707,940
720,000	JPMorgan Chase & Co., Jr. Sub. Deb., Series X, 6.100%, 10/1/2024	750,150
610,000	JPMorgan Chase & Co., Jr. Sub. Note, Series FF, 5.000%, 8/1/2024	614,194
15,175,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 1.764%, 11/19/2031	13,661,531
3,990,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 1.953%, 2/4/2032	3,640,716
15,000,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 2.522%, 4/22/2031	14,361,815
10,350,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 2.580%, 4/22/2032	9,924,451

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$ 10,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 2.963%, 1/25/2033	$ 9,893,154
2,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.300%, 4/1/2026	2,062,084
7,450,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.509%, 1/23/2029	7,650,647
10,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.540%, 5/1/2028	10,350,355
410,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.559%, 4/23/2024	417,860
10,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.702%, 5/6/2030	10,401,590
235,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.882%, 7/24/2038	248,231
245,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 4.023%, 12/5/2024	252,884
4,000,000		JPMorgan Chase & Co., Sub. Note, 3.375%, 5/1/2023	4,075,148
635,000		Lloyds Banking Group PLC, Sub. Note, 4.650%, 3/24/2026	670,207
2,550,000		M&T Bank Corp., Sr. Unsecd. Note, 3.550%, 7/26/2023	2,611,609
5,000,000		Manufacturers & Traders Trust Co., Sr. Unsecd. Note, Series BKNT, 2.500%, 5/18/2022	5,010,911
4,905,000		Morgan Stanley, Sr. Unsecd. Note, 1.593%, 5/4/2027	4,667,966
5,720,000		Morgan Stanley, Sr. Unsecd. Note, 2.943%, 1/21/2033	5,606,463
5,000,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 2.239%, 7/21/2032	4,606,950
1,665,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 2.699%, 1/22/2031	1,612,407
425,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 3.125%, 1/23/2023	431,261
12,000,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 3.772%, 1/24/2029	12,468,983
685,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 4.000%, 7/23/2025	717,878
12,000,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 4.431%, 1/23/2030	12,961,221
11,990,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 1.794%, 2/13/2032	10,712,362
2,000,000	[2]	Morgan Stanley, Sr. Unsecd. Note, Series MTN, 8.000% (US CPI Urban Consumers YoY NSA +2.000%), 5/17/2023	2,095,813
5,000,000		Morgan Stanley, Sub. Note, 3.950%, 4/23/2027	5,292,271
6,300,000		Morgan Stanley, Sub. Note, Series MTN, 4.100%, 5/22/2023	6,467,947
500,000		Natwest Group PLC, Sub. Deb., 6.125%, 12/15/2022	516,784
160,000		Natwest Group PLC, Sub. Note, 6.000%, 12/19/2023	169,819
5,100,000		PNC Bank, N.A., Sr. Unsecd. Note, Series BKNT, 3.250%, 1/22/2028	5,261,739
6,215,000		PNC Bank, N.A., Sub. Note, Series BKNT, 2.700%, 11/1/2022	6,275,195
3,245,000		PNC Financial Services Group, Sr. Unsecd. Note, 2.550%, 1/22/2030	3,188,147
63,917	[3]	Regional Diversified Funding, 144A, 9.250%, 3/15/2030	26,845
6,105,000		Regions Financial Corp., Sr. Unsecd. Note, 2.250%, 5/18/2025	6,118,512
3,000,000		State Street Corp., Sr. Unsecd. Note, 3.550%, 8/18/2025	3,137,152
1,930,000		State Street Corp., Sr. Unsecd. Note, Series WI, 2.825%, 3/30/2023	1,931,769
370,000		State Street Corp., Sub. Deb., 3.031%, 11/1/2034	367,430
8,000,000		State Street Corp., Sub. Note, 2.200%, 3/3/2031	7,545,940
350,000		Truist Bank, Sub. Deb., Series BKNT, 2.636%, 9/17/2029	351,565
3,310,000		Truist Bank, Sub. Note, Series BKNT, 3.300%, 5/15/2026	3,423,997
10,250,000		Truist Bank, Sub. Note, Series BKNT, 3.800%, 10/30/2026	10,803,363
4,000,000		Truist Financial Corp., Sr. Unsecd. Note, 4.000%, 5/1/2025	4,199,184
500,000		Truist Financial Corp., Sub. Note, 6.000%, 2/15/2026	561,777
10,335,000		US Bancorp, Sr. Unsecd. Note, Series MTN, 1.375%, 7/22/2030	9,253,358
265,000		Wells Fargo & Co., Series MTN, 4.100%, 6/3/2026	279,975
12,570,000		Wells Fargo & Co., Sr. Unsecd. Note, 2.188%, 4/30/2026	12,410,131
8,400,000		Wells Fargo & Co., Sr. Unsecd. Note, 3.000%, 10/23/2026	8,512,248
10,825,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.393%, 6/2/2028	10,589,374
10,240,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.879%, 10/30/2030	10,085,731
18,650,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 3.584%, 5/22/2028	19,276,418
435,000		Westpac Banking Corp., Sub. Note, Series GMTN, 4.322%, 11/23/2031	453,421
		TOTAL	643,845,870

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Financial Institution - Broker/Asset Mgr/Exchange—0.3%
$ 2,845,000		BlackRock, Inc., Sr. Unsecd. Note, 1.900%, 1/28/2031	$ 2,645,608
2,645,000		FMR LLC, Bond, 144A, 7.570%, 6/15/2029	3,503,344
2,810,000		Invesco Finance PLC, Sr. Unsecd. Note, 3.750%, 1/15/2026	2,942,025
4,220,000		Jefferies Group LLC, Sr. Unsecd. Note, 2.750%, 10/15/2032	3,880,380
3,265,000		Nuveen LLC, Sr. Unsecd. Note, 144A, 4.000%, 11/1/2028	3,544,602
4,105,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 4.650%, 4/1/2030	4,529,382
3,580,000		Stifel Financial Corp., 4.250%, 7/18/2024	3,730,718
5,240,000		Stifel Financial Corp., Sr. Unsecd. Note, 4.000%, 5/15/2030	5,501,475
5,085,000		TIAA Asset Management Finance Co. LLC, Sr. Unsecd. Note, 144A, 4.125%, 11/1/2024	5,319,086
435,000		XLIT Ltd., Sub. Note, 4.450%, 3/31/2025	459,644
		TOTAL	36,056,264
		Financial Institution - Finance Companies—0.5%
8,000,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 2.450%, 10/29/2026	7,722,909
5,420,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.000%, 10/29/2028	5,225,313
11,725,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.400%, 10/29/2033	11,081,860
6,140,000		Air Lease Corp., Sr. Unsecd. Note, 2.200%, 1/15/2027	5,891,314
6,100,000	[1]	Air Lease Corp., Sr. Unsecd. Note, 2.875%, 1/15/2032	5,712,535
6,500,000		Discover Bank, Sr. Unsecd. Note, Series BKNT, 4.650%, 9/13/2028	7,045,874
3,975,000		Discover Financial Services, Sr. Unsecd. Note, 3.850%, 11/21/2022	4,045,466
6,888,000		GE Capital International Funding, Inc., Sr. Unsecd. Note, 4.418%, 11/15/2035	7,752,731
250,000		International Lease Finance Corp., 5.875%, 8/15/2022	254,902
		TOTAL	54,732,904
		Financial Institution - Insurance - Health—0.0%
5,080,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 2.900%, 5/15/2050	4,661,349
		Financial Institution - Insurance - Life—1.0%
11,000,000		American International Group, Inc., 4.500%, 7/16/2044	12,227,830
2,600,000		American International Group, Inc., Sr. Unsecd. Note, 4.125%, 2/15/2024	2,709,435
3,600,000		AXA-UAP, Sub. Note, 8.600%, 12/15/2030	4,859,652
5,535,000		Belrose Funding Trust, Sr. Unsecd. Note, 2.330%, 8/15/2030	5,135,404
7,780,000		Lincoln National Corp., Sr. Note, 7.000%, 6/15/2040	10,875,199
2,650,000		Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 5.375%, 12/1/2041	3,265,550
4,968,000		Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 8.875%, 6/1/2039	7,880,904
330,000		MetLife, Inc., Jr. Sub. Note, 6.400%, 12/15/2036	371,646
2,200,000		MetLife, Inc., Jr. Sub. Note, 10.750%, 8/1/2039	3,421,000
5,000,000		MetLife, Inc., Sr. Unsecd. Note, 4.050%, 3/1/2045	5,445,358
16,268,000		Northwestern Mutual Life Insurance Co., Sr. Unsecd. Note, 144A, 3.625%, 9/30/2059	15,480,031
5,060,000		Pacific Life Insurance Co., Sub. Note, 144A, 4.300%, 10/24/2067	5,067,647
3,000,000		Pacific LifeCorp., Bond, 144A, 6.600%, 9/15/2033	4,004,124
2,070,000		Penn Mutual Life Insurance Co., Sr. Note, 144A, 7.625%, 6/15/2040	2,935,350
5,450,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.100%, 11/15/2026	5,573,532
2,190,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.300%, 9/15/2022	2,215,124
8,000,000		Prudential Financial, Inc., Series MTN, 5.100%, 8/15/2043	9,200,689
1,050,000		Prudential Financial, Inc., Series MTN, 6.625%, 12/1/2037	1,425,039
2,050,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 6.200%, 11/15/2040	2,702,678
		TOTAL	104,796,192
		Financial Institution - Insurance - P&C—0.7%
1,000,000		Assured Guaranty US Holding, Inc., 7.000%, 6/1/2034	1,288,489
255,000		Berkshire Hathaway Finance Corp., Sr. Unsecd. Note, 4.200%, 8/15/2048	282,767
3,500,000		Berkshire Hathaway, Inc., Sr. Unsecd. Note, 3.125%, 3/15/2026	3,633,037
4,350,000		Chubb INA Holdings, Inc., 3.350%, 5/3/2026	4,521,165

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Financial Institution - Insurance - P&C—continued
$ 10,175,000		Chubb INA Holdings, Inc., Sr. Unsecd. Note, 1.375%, 9/15/2030	$ 9,117,190
3,700,000		Chubb INA Holdings, Inc., Sr. Unsecd. Note, 3.350%, 5/15/2024	3,815,729
1,000,000		Cincinnati Financial Corp., 6.920%, 5/15/2028	1,242,815
2,395,000		CNA Financial Corp., Sr. Unsecd. Note, 2.050%, 8/15/2030	2,222,420
7,895,000		CNA Financial Corp., Sr. Unsecd. Note, 3.900%, 5/1/2029	8,395,283
4,930,000		Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 2.900%, 9/15/2051	4,200,571
2,500,000		Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 6.625%, 4/15/2042	3,355,944
1,103,000		Liberty Mutual Group, Inc., Sr. Unsecd. Note, 144A, 4.250%, 6/15/2023	1,137,704
6,862,000		Liberty Mutual Group, Inc., Sr. Unsecd. Note, 144A, 4.569%, 2/1/2029	7,635,948
4,100,000		Nationwide Mutual Insurance Co., Sub. Note, 144A, 4.950%, 4/22/2044	4,560,042
6,600,000		Nationwide Mutual Insurance Co., Sub. Note, 144A, 9.375%, 8/15/2039	10,610,573
335,000		Teachers Insurance & Annuity Association of America, Sub. Note, 144A, 4.900%, 9/15/2044	391,616
7,295,000		Travelers Cos., Inc., Sr. Unsecd. Note, 2.550%, 4/27/2050	6,232,337
		TOTAL	72,643,630
		Financial Institution - REIT - Apartment—0.5%
12,130,000		Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 5/15/2027	12,621,515
2,240,000		Camden Property Trust, Sr. Unsecd. Note, 2.800%, 5/15/2030	2,218,920
3,745,000		Mid-America Apartment Communities LP, 4.000%, 11/15/2025	3,936,874
5,100,000		Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.750%, 6/15/2024	5,267,729
3,360,000		Mid-America Apartment Communities LP, Sr. Unsub. Note, 1.700%, 2/15/2031	3,040,801
1,955,000		Post Apartment Homes LP, Sr. Unsecd. Note, 3.375%, 12/1/2022	1,972,308
1,905,000		UDR, Inc., Sr. Unsecd. Note, 3.100%, 11/1/2034	1,842,677
2,100,000		UDR, Inc., Sr. Unsecd. Note, Series GMTN, 3.500%, 1/15/2028	2,172,599
10,100,000		UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.100%, 8/1/2032	9,096,162
8,350,000		UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.100%, 6/15/2033	7,395,035
		TOTAL	49,564,620
		Financial Institution - REIT - Healthcare—0.4%
3,000,000		Health Care REIT, Inc., Sr. Unsecd. Note, 4.000%, 6/1/2025	3,142,480
7,680,000		Healthcare Trust of America, Sr. Unsecd. Note, 2.000%, 3/15/2031	6,969,660
4,110,000		Healthcare Trust of America, Sr. Unsecd. Note, 3.100%, 2/15/2030	4,076,876
6,225,000		Physicians Realty Trust, Sr. Unsecd. Note, 2.625%, 11/1/2031	5,843,710
5,000,000		Physicians Realty Trust, Sr. Unsecd. Note, 3.950%, 1/15/2028	5,256,695
3,650,000	[1]	Physicians Realty Trust, Sr. Unsecd. Note, 4.300%, 3/15/2027	3,918,473
6,155,000		Welltower, Inc., Sr. Unsecd. Note, 2.750%, 1/15/2031	5,963,650
6,050,000		Welltower, Inc., Sr. Unsecd. Note, 2.800%, 6/1/2031	5,871,363
2,500,000		Welltower, Inc., Sr. Unsecd. Note, 4.250%, 4/1/2026	2,665,540
		TOTAL	43,708,447
		Financial Institution - REIT - Office—0.2%
5,310,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 1.875%, 2/1/2033	4,700,354
2,220,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2027	2,363,041
5,000,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.900%, 12/15/2030	5,757,013
5,330,000		Boston Properties LP, Sr. Unsecd. Note, 3.200%, 1/15/2025	5,451,443
1,180,000		Boston Properties LP, Sr. Unsecd. Note, 3.250%, 1/30/2031	1,179,106
4,810,000		Piedmont Operating Partnership, LP, Sr. Unsecd. Note, 2.750%, 4/1/2032	4,476,921
		TOTAL	23,927,878
		Financial Institution - REIT - Other—0.2%
7,400,000		WP Carey, Inc., Sr. Unsecd. Note, 2.400%, 2/1/2031	6,945,118
2,925,000		WP Carey, Inc., Sr. Unsecd. Note, 3.850%, 7/15/2029	3,088,978
10,000,000		WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 4/1/2024	10,439,588
		TOTAL	20,473,684

Principal Amount or Shares		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Financial Institution - REIT - Retail—0.2%
$ 3,390,000	Kimco Realty Corp., Sr. Unsecd. Note, 1.900%, 3/1/2028	$ 3,207,751
8,810,000	Kimco Realty Corp., Sr. Unsecd. Note, 2.800%, 10/1/2026	8,872,505
1,530,000	Kimco Realty Corp., Sr. Unsecd. Note, 3.400%, 11/1/2022	1,548,378
3,330,000	Regency Centers LP, Sr. Unsecd. Note, 4.125%, 3/15/2028	3,553,396
	TOTAL	17,182,030
	Municipal Services—0.0%
1,405,000	Camp Pendleton & Quantico Housing LLC, 5.572%, 10/1/2050	1,628,248
	Sovereign—0.0%
3,700,000	Inter-American Development Bank, Series MTN, 6.750%, 7/15/2027	4,542,434
	Supranational—0.0%
1,875,000	Corp Andina De Fomento, Sr. Unsecd. Note, 4.375%, 6/15/2022	1,889,369
	Technology—2.3%
2,000,000	Apple, Inc., 3.450%, 5/6/2024	2,071,744
555,000	Apple, Inc., 3.850%, 5/4/2043	598,008
3,965,000	Apple, Inc., Sr. Unsecd. Note, 2.375%, 2/8/2041	3,538,997
7,000,000	Apple, Inc., Sr. Unsecd. Note, 2.900%, 9/12/2027	7,228,706
9,600,000	Apple, Inc., Sr. Unsecd. Note, 4.450%, 5/6/2044	11,215,467
6,800,000	Automatic Data Processing, Inc., 3.375%, 9/15/2025	7,104,599
5,602,000	Broadcom, Inc., Sr. Unsecd. Note, 4.110%, 9/15/2028	5,891,591
6,498,000	Broadcom, Inc., Sr. Unsecd. Note, 4.150%, 11/15/2030	6,823,636
3,953,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.137%, 11/15/2035	3,665,116
352,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.187%, 11/15/2036	327,252
9,953,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.419%, 4/15/2033	9,714,248
1,815,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.750%, 2/15/2051	1,697,010
10,895,000	CDW LLC / CDW Finance, Sr. Unsecd. Note, 2.670%, 12/1/2026	10,673,014
2,000,000	Cisco Systems, Inc., 3.625%, 3/4/2024	2,064,128
7,995,000	Dell International LLC / EMC Corp., 5.850%, 7/15/2025	8,762,238
5,185,000	Equifax, Inc., Sr. Unsecd. Note, 2.600%, 12/1/2024	5,228,899
1,535,000	Experian Finance PLC., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2029	1,659,727
2,280,000	Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.100%, 3/1/2041	2,059,528
6,885,000	Fiserv, Inc., Sr. Unsecd. Note, 3.500%, 7/1/2029	6,984,135
6,585,000	Fiserv, Inc., Sr. Unsecd. Note, 3.800%, 10/1/2023	6,776,725
775,000	IBM Corp., Sr. Unsecd. Note, 2.850%, 5/13/2022	778,564
6,000,000	Intel Corp., Sr. Unsecd. Note, 3.700%, 7/29/2025	6,288,419
5,630,000	Keysight Technologies, Inc., 4.550%, 10/30/2024	5,930,160
5,955,000	Keysight Technologies, Inc., Sr. Unsecd. Note, 3.000%, 10/30/2029	5,970,083
6,100,000	Lam Research Corp., Sr. Unsecd. Note, 4.000%, 3/15/2029	6,614,768
10,995,000	Micron Technology, Inc., Sr. Unsecd. Note, 3.366%, 11/1/2041	9,918,647
4,500,000	Micron Technology, Inc., Sr. Unsecd. Note, 4.975%, 2/6/2026	4,838,108
2,650,000	Microsoft Corp., Sr. Unsecd. Note, 2.400%, 8/8/2026	2,692,698
1,297,000	Microsoft Corp., Sr. Unsecd. Note, 2.675%, 6/1/2060	1,146,889
2,857,000	Microsoft Corp., Sr. Unsecd. Note, 2.921%, 3/17/2052	2,734,128
6,123,000	Microsoft Corp., Sr. Unsecd. Note, 3.041%, 3/17/2062	5,861,114
2,000,000	Microsoft Corp., Sr. Unsecd. Note, 3.125%, 11/3/2025	2,083,699
284,000	Microsoft Corp., Sr. Unsecd. Note, 3.450%, 8/8/2036	305,117
7,000,000	Oracle Corp., 6.500%, 4/15/2038	8,684,141
6,070,000	Oracle Corp., Sr. Unsecd. Note, 1.650%, 3/25/2026	5,818,497
5,000,000	Oracle Corp., Sr. Unsecd. Note, 2.500%, 5/15/2022	5,005,557
12,665,000	Oracle Corp., Sr. Unsecd. Note, 2.950%, 4/1/2030	12,256,859
11,115,000	Oracle Corp., Sr. Unsecd. Note, 3.600%, 4/1/2050	9,683,497

Principal Amount or Shares		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Technology—continued
$ 6,070,000	Oracle Corp., Sr. Unsecd. Note, 3.650%, 3/25/2041	$ 5,510,623
2,100,000	SAIC, Inc., Company Guarantee, Series 1, 5.950%, 12/1/2040	2,348,179
1,650,000	Skyworks Solutions, Inc., Sr. Unsecd. Note, 1.800%, 6/1/2026	1,577,080
2,555,000	Total System Services, Inc., Sr. Unsecd. Note, 4.450%, 6/1/2028	2,741,687
1,970,000	Total System Services, Inc., Sr. Unsecd. Note, 4.800%, 4/1/2026	2,114,150
1,750,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 9/12/2022	1,778,486
2,485,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2029	2,652,882
8,000,000	Verisk Analytics, Inc., Unsecd. Note, 4.000%, 6/15/2025	8,325,401
3,300,000	VMware, Inc., Sr. Unsecd. Note, 1.400%, 8/15/2026	3,129,547
2,575,000	VMware, Inc., Sr. Unsecd. Note, 2.200%, 8/15/2031	2,360,772
7,715,000	Vontier Corp., Sr. Unsecd. Note, 1.800%, 4/1/2026	7,216,302
10,000,000	Vontier Corp., Sr. Unsecd. Note, 2.950%, 4/1/2031	9,078,500
	TOTAL	249,529,322
	Technology Services—0.3%
4,360,000	Fortinet, Inc., Sr. Unsecd. Note, 1.000%, 3/15/2026	4,090,366
4,700,000	Global Payments, Inc., Sr. Unsecd. Note, 1.200%, 3/1/2026	4,438,762
14,000,000	Global Payments, Inc., Sr. Unsecd. Note, 2.150%, 1/15/2027	13,515,160
1,405,000	Global Payments, Inc., Sr. Unsecd. Note, 2.900%, 5/15/2030	1,352,866
2,875,000	Global Payments, Inc., Sr. Unsecd. Note, 3.200%, 8/15/2029	2,841,233
2,450,000	Verisign, Inc., Sr. Unsecd. Note, 2.700%, 6/15/2031	2,277,508
	TOTAL	28,515,895
	Transportation - Airlines—0.2%
3,950,000	Southwest Airlines Co., Sr. Unsecd. Note, 4.750%, 5/4/2023	4,084,413
2,150,000	Southwest Airlines Co., Sr. Unsecd. Note, 5.125%, 6/15/2027	2,385,427
9,134,000	Southwest Airlines Co., Sr. Unsecd. Note, 5.250%, 5/4/2025	9,880,637
	TOTAL	16,350,477
	Transportation - Railroads—0.4%
1,898,000	Burlington Northern Santa Fe Corp., 3.050%, 9/1/2022	1,907,003
1,570,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 1.750%, 12/2/2026	1,523,640
2,725,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 2.050%, 3/5/2030	2,579,079
5,000,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 2.900%, 2/1/2025	5,094,895
1,470,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 3.000%, 12/2/2041	1,366,044
1,850,000	Canadian Pacific Railway Co., 7.125%, 10/15/2031	2,459,575
3,445,000	CSX Corp., Sr. Unsecd. Note, 3.800%, 4/15/2050	3,540,206
5,925,000	Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 3.000%, 5/15/2023	5,985,665
4,660,000	Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 4.700%, 5/1/2048	5,343,758
6,590,000	Union Pacific Corp., Sr. Unsecd. Note, 2.375%, 5/20/2031	6,397,082
6,565,000	Union Pacific Corp., Sr. Unsecd. Note, 2.400%, 2/5/2030	6,401,762
	TOTAL	42,598,709
	Transportation - Services—0.6%
6,620,000	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 5.625%, 3/15/2042	8,162,494
4,510,000	FedEx Corp., Sr. Unsecd. Note, 3.250%, 5/15/2041	4,222,095
545,000	FedEx Corp., Sr. Unsecd. Note, 3.900%, 2/1/2035	569,137
8,075,000	FedEx Corp., Sr. Unsecd. Note, 4.050%, 2/15/2048	8,256,641
10,625,000	GXO Logistics, Inc., Sr. Unsecd. Note, 144A, 1.650%, 7/15/2026	10,113,281
6,395,000	GXO Logistics, Inc., Sr. Unsecd. Note, 144A, 2.650%, 7/15/2031	5,941,667
10,000,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 1.700%, 6/15/2026	9,625,237
7,135,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 4.000%, 7/15/2025	7,429,254
6,135,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.900%, 12/1/2026	6,195,695

Principal Amount or Shares		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Transportation - Services—continued
$ 8,000,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.400%, 3/1/2023	$ 8,132,205
	TOTAL	68,647,706
	Utility - Electric—2.3%
3,150,000	AEP Texas, Inc., Sr. Unsecd. Note, 3.850%, 10/1/2025	3,273,854
8,000,000	Ameren Corp., Sr. Unsecd. Note, 1.750%, 3/15/2028	7,499,548
3,790,000	Ameren Corp., Sr. Unsecd. Note, 1.950%, 3/15/2027	3,665,492
2,960,000	Ameren Corp., Sr. Unsecd. Note, 3.650%, 2/15/2026	3,074,972
5,470,000	American Electric Power Co., Inc., Jr. Sub. Note, 2.031%, 3/15/2024	5,460,681
535,000	American Electric Power Co., Inc., Sr. Unsecd. Note, 3.250%, 3/1/2050	472,361
2,125,000	American Electric Power Co., Inc., Sr. Unsecd. Note, Series F, 2.950%, 12/15/2022	2,144,595
3,835,000	American Electric Power Co., Inc., Sr. Unsecd. Note, Series M, 0.750%, 11/1/2023	3,757,234
6,275,000	Berkshire Hathaway Energy Co., Sr. Unsecd. Note, Series WI, 4.050%, 4/15/2025	6,618,378
5,045,000	Black Hills Corp., Sr. Unsecd. Note, 2.500%, 6/15/2030	4,767,872
1,600,000	Consolidated Edison Co., 4.625%, 12/1/2054	1,789,958
2,590,000	Consolidated Edison Co., Sr. Unsecd. Note, Series 20B, 3.950%, 4/1/2050	2,670,904
5,265,000	Dominion Energy, Inc., Jr. Sub. Note, 3.071%, 8/15/2024	5,362,146
2,025,000	Dominion Energy, Inc., Sr. Unsecd. Note, Series A, 1.450%, 4/15/2026	1,950,090
6,455,000	Dominion Energy, Inc., Sr. Unsecd. Note, Series C, 3.375%, 4/1/2030	6,585,941
12,020,000	Duke Energy Corp., Sr. Unsecd. Note, 3.750%, 9/1/2046	11,504,630
2,775,000	Duke Energy Indiana, Inc., 1st Mtg. Bond, 6.350%, 8/15/2038	3,601,322
427,000	Duke Energy Indiana, Inc., Sr. Deb., 6.120%, 10/15/2035	528,126
8,000,000	EDP Finance BV, Sr. Unsecd. Note, 144A, 1.710%, 1/24/2028	7,416,405
6,150,000	EDP Finance BV, Sr. Unsecd. Note, 144A, 3.625%, 7/15/2024	6,305,548
5,885,000	Electricite de France SA, Note, 144A, 5.600%, 1/27/2040	6,686,854
3,940,000	Emera US Finance LP, Sr. Unsecd. Note, 3.550%, 6/15/2026	4,055,065
15,600,000	Emera US Finance LP, Sr. Unsecd. Note, 4.750%, 6/15/2046	16,497,112
5,950,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 2.250%, 7/12/2031	5,373,255
513,000	Entergy Louisiana LLC, 1st Mtg. Bond, 5.400%, 11/1/2024	555,543
7,880,000	EverSource Energy, Sr. Unsecd. Note, 3.450%, 1/15/2050	7,400,565
6,955,000	EverSource Energy, Sr. Unsecd. Note, Series L, 2.900%, 10/1/2024	7,056,556
7,100,000	Exelon Corp., Sr. Unsecd. Note, 3.950%, 6/15/2025	7,389,388
4,012,000	Exelon Corp., Sr. Unsecd. Note, 4.450%, 4/15/2046	4,339,717
2,385,000	Exelon Corp., Sr. Unsecd. Note, 4.700%, 4/15/2050	2,709,241
3,220,000	FirstEnergy Transmission LLC, Sr. Unsecd. Note, 144A, 4.550%, 4/1/2049	3,321,591
6,043,000	Fortis, Inc. / Canada, Sr. Unsecd. Note, 3.055%, 10/4/2026	6,114,857
5,400,000	Gulf Power Co., 4.550%, 10/1/2044	6,245,634
1,250,000	Gulf Power Co., Sr. Unsecd. Note, Series 12-A, 3.100%, 5/15/2022	1,255,493
4,130,000	Kansas City Power and Light Co., Sr. Unsecd. Note, 4.200%, 3/15/2048	4,464,583
1,325,000	MidAmerican Energy Holdings Co., Sr. Unsecd. Note, 5.950%, 5/15/2037	1,672,382
8,040,000	National Rural Utilities Cooperative Finance Corp., Sr. Sub. Note, 5.250%, 4/20/2046	8,370,469
4,970,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.550%, 5/1/2027	5,165,805
5,000,000	NiSource Finance Corp., Sr. Unsecd. Note, 3.950%, 3/30/2048	4,912,187
2,685,000	NiSource Finance Corp., Sr. Unsecd. Note, 4.375%, 5/15/2047	2,813,415
250,000	Northern States Power Co., MN, 7.125%, 7/1/2025	288,270
7,805,000	Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 2.450%, 11/15/2031	7,404,833
2,955,000	Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 2.875%, 6/15/2024	3,014,141
3,150,000	Puget Energy, Inc., Sec. Fac. Bond, 2.379%, 6/15/2028	2,997,858
15,495,000	Southern Co., Jr. Sub. Note, Series B, 4.000%, 1/15/2051	14,933,926
6,920,000	Southern Co., Sr. Unsecd. Note, Series A, 3.700%, 4/30/2030	7,142,609
1,500,000	Southwestern Electric Power Co., Sr. Unsecd. Note, 6.200%, 3/15/2040	1,913,406

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Utility - Electric—continued
$ 9,945,000		WEC Energy Group, Inc., Sr. Unsecd. Note, 0.550%, 9/15/2023	$ 9,750,447
3,805,000		WEC Energy Group, Inc., Sr. Unsecd. Note, 2.200%, 12/15/2028	3,654,908
		TOTAL	245,950,167
		Utility - Natural Gas—0.3%
2,930,000		Enbridge Energy Partners LP, Sr. Unsecd. Note, 5.500%, 9/15/2040	3,443,089
5,920,000		National Fuel Gas Co., Sr. Unsecd. Note, 2.950%, 3/1/2031	5,576,372
2,870,000		National Fuel Gas Co., Sr. Unsecd. Note, 3.950%, 9/15/2027	2,942,790
8,320,000		National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 1/15/2026	9,021,058
1,160,000		Sempra Energy, Sr. Unsecd. Note, 6.000%, 10/15/2039	1,477,054
7,490,000		Southern Natural Gas, Sr. Unsecd. Note, 144A, 4.800%, 3/15/2047	8,174,300
135,000		TransCanada PipeLines Ltd., Sr. Unsecd. Note, 6.200%, 10/15/2037	169,723
		TOTAL	30,804,386
		Utility - Natural Gas Distributor—0.0%
1,765,000		Southern Co. Gas Capital, Sr. Unsecd. Note, 3.950%, 10/1/2046	1,761,901
2,045,000		The East Ohio Gas Company, Sr. Unsecd. Note, 144A, 3.000%, 6/15/2050	1,807,859
		TOTAL	3,569,760
		TOTAL CORPORATE BONDS (IDENTIFIED COST $3,534,009,447)	3,540,513,929
		U.S. TREASURIES—18.1%
		U.S. Treasury Bonds—5.8%
4,845,000		United States Treasury Bond, 2.250%, 8/15/2049	4,885,915
545,000,000		United States Treasury Bond, 2.250%, 2/15/2052	555,303,770
13,420,000		United States Treasury Bond, 2.375%, 11/15/2049	13,918,400
215,000		United States Treasury Bond, 2.500%, 2/15/2045	221,586
250,000		United States Treasury Bond, 2.500%, 2/15/2046	258,740
350,000		United States Treasury Bond, 2.500%, 5/15/2046	362,293
9,000,000		United States Treasury Bond, 2.750%, 11/15/2047	9,867,820
9,000,000		United States Treasury Bond, 2.875%, 5/15/2043	9,862,817
2,380,000		United States Treasury Bond, 2.875%, 8/15/2045	2,623,660
10,400,000		United States Treasury Bond, 2.875%, 5/15/2049	11,817,920
2,000,000		United States Treasury Bond, 3.000%, 5/15/2042	2,239,313
800,000		United States Treasury Bond, 3.000%, 11/15/2045	901,500
2,000,000		United States Treasury Bond, 3.000%, 2/15/2047	2,271,624
750,000		United States Treasury Bond, 3.000%, 5/15/2047	853,987
850,000		United States Treasury Bond, 3.000%, 8/15/2048	979,882
950,000		United States Treasury Bond, 3.125%, 8/15/2044	1,084,359
3,215,000		United States Treasury Bond, 3.125%, 5/15/2048	3,789,702
2,885,000		United States Treasury Bond, 3.750%, 8/15/2041	3,572,948
3,100,000	[1]	United States Treasury Bond, 4.500%, 2/15/2036	4,103,113
5,000,000		United States Treasury Bond, 5.250%, 11/15/2028	6,087,614
4,000,000		United States Treasury Bond, 7.125%, 2/15/2023	4,230,201
		TOTAL	639,237,164
		U.S. Treasury Notes—12.3%
54,328		U.S. Treasury Inflation-Protected Notes, 0.125%, 10/15/2024	57,771
232,600		U.S. Treasury Inflation-Protected Notes, 0.125%, 7/15/2026	249,684
5,253,927		U.S. Treasury Inflation-Protected Notes, 0.125%, 10/15/2026	5,642,219
83,500,031		U.S. Treasury Inflation-Protected Notes, 0.125%, 7/15/2031	91,778,858
7,915,463		U.S. Treasury Inflation-Protected Notes, 0.250%, 2/15/2050	8,744,151
1,038,645		U.S. Treasury Inflation-Protected Notes, 0.375%, 1/15/2027	1,126,895
245,018		U.S. Treasury Inflation-Protected Notes, 0.375%, 7/15/2027	267,602

Principal Amount or Shares			Value in U.S. Dollars
		U.S. TREASURIES—continued
		U.S. Treasury Notes—continued
$ 3,315,960		U.S. Treasury Inflation-Protected Notes, 0.500%, 4/15/2024	$ 3,527,154
295,960		U.S. Treasury Inflation-Protected Notes, 0.750%, 2/15/2045	356,036
331,209		U.S. Treasury Inflation-Protected Notes, 0.875%, 1/15/2029	376,599
27,725,000		United States Treasury Note, 0.125%, 8/31/2023	27,234,994
6,000,000		United States Treasury Note, 0.250%, 7/31/2025	5,714,878
9,200,000		United States Treasury Note, 0.250%, 8/31/2025	8,747,914
265,000		United States Treasury Note, 0.250%, 9/30/2025	251,652
6,540,000		United States Treasury Note, 0.375%, 9/15/2024	6,340,349
11,000,000		United States Treasury Note, 0.375%, 11/30/2025	10,465,152
12,000,000		United States Treasury Note, 0.375%, 7/31/2027	11,148,823
10,410,000		United States Treasury Note, 0.375%, 9/30/2027	9,640,296
5,400,000		United States Treasury Note, 0.500%, 4/30/2027	5,067,855
1,500,000		United States Treasury Note, 0.500%, 10/31/2027	1,397,196
22,200,000		United States Treasury Note, 0.750%, 3/31/2026	21,342,061
8,200,000		United States Treasury Note, 0.750%, 4/30/2026	7,876,626
19,000,000	[1]	United States Treasury Note, 0.875%, 1/31/2024	18,797,460
7,090,000		United States Treasury Note, 0.875%, 9/30/2026	6,819,135
11,350,000		United States Treasury Note, 0.875%, 11/15/2030	10,497,749
11,490,000	[1]	United States Treasury Note, 1.000%, 12/15/2024	11,299,141
72,420,000		United States Treasury Note, 1.125%, 1/15/2025	71,399,805
700,000		United States Treasury Note, 1.125%, 2/28/2027	679,273
1,000,000		United States Treasury Note, 1.125%, 2/29/2028	962,853
26,820,000		United States Treasury Note, 1.250%, 11/30/2026	26,226,500
11,000,000		United States Treasury Note, 1.250%, 3/31/2028	10,657,209
9,000,000		United States Treasury Note, 1.250%, 4/30/2028	8,714,653
50,000,000		United States Treasury Note, 1.500%, 2/29/2024	50,044,900
87,000,000		United States Treasury Note, 1.500%, 1/31/2027	86,015,186
270,000		United States Treasury Note, 1.625%, 5/15/2026	268,698
21,650,000	[4]	United States Treasury Note, 1.750%, 12/31/2026	21,657,500
769,000,000	[1]	United States Treasury Note, 1.875%, 2/15/2032	772,244,411
6,180,000		United States Treasury Note, 2.000%, 4/30/2024	6,243,176
1,300,000		United States Treasury Note, 2.125%, 9/30/2024	1,317,671
1,300,000		United States Treasury Note, 2.250%, 11/15/2025	1,324,974
180,000		United States Treasury Note, 2.375%, 5/15/2027	185,464
100,000		United States Treasury Note, 2.375%, 5/15/2029	103,811
1,205,000		United States Treasury Note, 2.500%, 5/15/2024	1,230,206
130,000		United States Treasury Note, 2.625%, 2/15/2029	136,904
4,800,000		United States Treasury Note, 2.750%, 2/15/2028	5,061,852
455,000		United States Treasury Note, 2.875%, 5/15/2028	483,516
980,000		United States Treasury Note, 2.875%, 8/15/2028	1,043,416
400,000		United States Treasury Note, 3.125%, 11/15/2028	432,929
		TOTAL	1,341,203,157
		TOTAL U.S. TREASURIES (IDENTIFIED COST $1,947,212,180)	1,980,440,321
		COMMERCIAL MORTGAGE-BACKED SECURITIES—1.0%
		Agency Commercial Mortgage-Backed Securities—0.2%
6,100,000		FREMF Mortgage Trust 2013-K25 REMIC, Class B, 3.620%, 11/25/2045	6,162,268
11,890,000		FREMF Mortgage Trust 2015-K49 REMIC, Class B, 3.723%, 10/25/2048	12,159,234
		TOTAL	18,321,502

Principal Amount or Shares			Value in U.S. Dollars
		COMMERCIAL MORTGAGE-BACKED SECURITIES—continued
		Commercial Mortgage—0.8%
$ 4,500,000	[2]	Bank 2018-BN15, Class A4, 4.407% (12-month USLIBOR +0.000%), 11/15/2061	$ 4,915,440
8,800,000		Bank 2019-BN16, Class A4, 4.005%, 2/15/2052	9,432,716
4,359,000		Bank, Class A5, 3.390%, 6/15/2060	4,485,943
8,890,000		Benchmark Mortgage Trust 2018-B1, Class A5, 3.666%, 1/15/2051	9,291,278
29,700,000		Benchmark Mortgage Trust 2018-B4, Class A5, 4.121%, 7/15/2051	31,861,973
2,600,000		CD Commercial Mortgage Trust 2016-CD1, Class A4, 2.724%, 8/10/2049	2,591,243
4,100,000		CD Commercial Mortgage Trust 2016-CD4, Class A4, 3.514%, 5/10/2050	4,222,857
14,400,000		JPMDB Commercial Mortgage Securities Trust 2016-C4, Class A3, 3.141%, 12/15/2049	14,647,016
3,342,000		Wells Fargo Commercial Mortgage Trust 2017-C38, Class A5, 3.453%, 7/15/2050	3,460,392
		TOTAL	84,908,858
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $101,017,793)	103,230,360
		ASSET-BACKED SECURITIES—0.1%
		Credit Card—0.1%
14,419,000	[2]	Master Credit Card Trust 2018-1A, Class A, 0.661% (1-month USLIBOR +0.490%), 7/21/2024	14,438,859
		Financial Institution - Finance Companies—0.0%
63,958		Countrywide Home Loan, Inc., Class 2A1, 6.000%, 2/25/2037	30,810
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $14,492,341)	14,469,669
		FOREIGN GOVERNMENTS/AGENCIES—0.1%
		Sovereign—0.1%
2,150,000		Poland, Government of, 4.000%, 1/22/2024	2,219,600
4,000,000		Saudi Arabia, Government of, Sr. Unsecd. Note, 144A, 2.900%, 10/22/2025	4,094,680
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $6,188,522)	6,314,280
		MORTGAGE-BACKED SECURITIES—0.0%
		Federal Home Loan Mortgage Corporation—0.0%
367		Federal Home Loan Mortgage Corp., Pool C00879, 8.000%, 10/1/2029	412
81		Federal Home Loan Mortgage Corp., Pool C41497, 7.500%, 9/1/2030	91
126,169		Federal Home Loan Mortgage Corp., Pool G01989, 6.000%, 12/1/2035	143,211
14,641		Federal Home Loan Mortgage Corp., Pool G03381, 5.500%, 9/1/2037	16,410
362		Federal Home Loan Mortgage Corp., Pool G03927, 5.500%, 1/1/2038	407
142,179		Federal Home Loan Mortgage Corp., Pool G08451, 4.500%, 6/1/2041	153,848
4,863		Federal Home Loan Mortgage Corp., Pool G14615, 4.500%, 9/1/2026	5,062
5,301		Federal Home Loan Mortgage Corp., Pool G14801, 3.000%, 6/1/2028	5,440
5,279		Federal Home Loan Mortgage Corp., Pool G18521, 3.500%, 8/1/2029	5,470
3,974		Federal Home Loan Mortgage Corp., Pool ZI5305, 5.500%, 10/1/2036	4,460
45,545		Federal Home Loan Mortgage Corp., Pool ZI5333, 5.500%, 10/1/2036	50,713
2,981		Federal Home Loan Mortgage Corp., Pool ZK0727, 5.500%, 9/1/2022	3,003
1,919		Federal Home Loan Mortgage Corp., Pool ZK1227, 5.000%, 12/1/2022	1,934
9,067		Federal Home Loan Mortgage Corp., Pool ZK1547, 4.500%, 5/1/2024	9,302
5,966		Federal Home Loan Mortgage Corp., Pool ZS1273, 6.000%, 1/1/2037	6,809
36		Federal Home Loan Mortgage Corp., Pool ZS5294, 5.000%, 4/1/2022	36
1,843		Federal Home Loan Mortgage Corp., Pool ZS5598, 5.000%, 4/1/2023	1,875
		TOTAL	408,483
		Federal National Mortgage Association—0.0%
1,380		Federal National Mortgage Association, Pool 251286, 7.000%, 11/1/2027	1,521
2,966		Federal National Mortgage Association, Pool 252717, 7.500%, 9/1/2029	3,339
3,061		Federal National Mortgage Association, Pool 255225, 5.500%, 6/1/2034	3,395
30,596		Federal National Mortgage Association, Pool 255767, 5.500%, 6/1/2025	32,972
16,978		Federal National Mortgage Association, Pool 256233, 6.000%, 5/1/2036	19,307

Principal Amount or Shares		Value in U.S. Dollars
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$ 12,387	Federal National Mortgage Association, Pool 257306, 5.500%, 8/1/2038	$ 13,972
378	Federal National Mortgage Association, Pool 313458, 7.000%, 4/1/2027	410
222	Federal National Mortgage Association, Pool 349416, 7.500%, 8/1/2026	243
1,358	Federal National Mortgage Association, Pool 396031, 7.500%, 10/1/2027	1,498
1,394	Federal National Mortgage Association, Pool 545137, 7.500%, 8/1/2031	1,583
376	Federal National Mortgage Association, Pool 555211, 7.000%, 8/1/2032	430
1,024	Federal National Mortgage Association, Pool 576245, 7.500%, 4/1/2031	1,181
90	Federal National Mortgage Association, Pool 577475, 7.500%, 4/1/2031	94
17,183	Federal National Mortgage Association, Pool 620613, 6.500%, 1/1/2032	19,367
69,251	Federal National Mortgage Association, Pool 725424, 5.500%, 4/1/2034	76,556
11,867	Federal National Mortgage Association, Pool 725948, 5.500%, 10/1/2034	13,143
44,736	Federal National Mortgage Association, Pool 735744, 6.000%, 8/1/2035	50,632
11,634	Federal National Mortgage Association, Pool 852523, 5.500%, 2/1/2036	12,986
1,898	Federal National Mortgage Association, Pool 866049, 5.500%, 3/1/2036	2,130
23,780	Federal National Mortgage Association, Pool 871234, 5.500%, 4/1/2036	26,564
2,888	Federal National Mortgage Association, Pool 885404, 6.000%, 6/1/2036	3,288
3,808	Federal National Mortgage Association, Pool 889187, 5.000%, 7/1/2033	4,074
12,887	Federal National Mortgage Association, Pool 906224, 5.500%, 1/1/2037	14,473
76,880	Federal National Mortgage Association, Pool 932639, 5.000%, 3/1/2040	84,820
32,146	Federal National Mortgage Association, Pool 934898, 4.500%, 7/1/2024	33,031
2,064	Federal National Mortgage Association, Pool 936523, 5.500%, 7/1/2037	2,320
22,199	Federal National Mortgage Association, Pool 962914, 5.000%, 5/1/2038	24,476
4,505	Federal National Mortgage Association, Pool 979899, 5.500%, 5/1/2038	5,091
218,611	Federal National Mortgage Association, Pool AB1048, 4.500%, 5/1/2040	236,762
5,211	Federal National Mortgage Association, Pool AB2275, 4.500%, 2/1/2041	5,636
6,776	Federal National Mortgage Association, Pool AB4297, 3.500%, 1/1/2042	7,152
3,315	Federal National Mortgage Association, Pool AC1889, 4.000%, 9/1/2039	3,541
12,974	Federal National Mortgage Association, Pool AC3668, 4.500%, 10/1/2039	14,037
3,104	Federal National Mortgage Association, Pool AD7127, 4.500%, 7/1/2040	3,362
9,521	Federal National Mortgage Association, Pool AD7134, 5.000%, 7/1/2040	10,511
1,489	Federal National Mortgage Association, Pool AD7793, 4.500%, 7/1/2040	1,614
25,110	Federal National Mortgage Association, Pool AH5583, 4.500%, 2/1/2041	27,154
2,188	Federal National Mortgage Association, Pool AH9719, 4.500%, 4/1/2041	2,366
12,184	Federal National Mortgage Association, Pool AI0845, 4.000%, 12/1/2041	13,044
3,429	Federal National Mortgage Association, Pool AJ1441, 3.500%, 9/1/2026	3,547
23,393	Federal National Mortgage Association, Pool AL1948, 4.000%, 1/1/2042	25,029
9,974	Federal National Mortgage Association, Pool AO8179, 3.500%, 9/1/2042	10,450
3,036	Federal National Mortgage Association, Pool AS0765, 3.500%, 10/1/2028	3,143
8,429	Federal National Mortgage Association, Pool AS6131, 3.500%, 11/1/2045	8,805
5,884	Federal National Mortgage Association, Pool AT5900, 3.000%, 6/1/2043	6,043
13,790	Federal National Mortgage Association, Pool AX2484, 3.500%, 10/1/2044	14,469
12,932	Federal National Mortgage Association, Pool AY8424, 3.500%, 8/1/2045	13,521
128,013	Federal National Mortgage Association, Pool MA0500, 5.000%, 8/1/2040	141,340
285,892	Federal National Mortgage Association, Pool MA0562, 4.500%, 11/1/2040	309,884
7,046	Federal National Mortgage Association, Pool MA0585, 4.500%, 11/1/2040	7,645
267,012	Federal National Mortgage Association, Pool MA0695, 4.000%, 4/1/2031	282,053
3,827	Federal National Mortgage Association, Pool MA0821, 4.500%, 8/1/2041	4,138
4,787	Federal National Mortgage Association, Pool MA0907, 4.000%, 11/1/2041	5,122
18,699	Federal National Mortgage Association, Pool MA1236, 3.500%, 11/1/2042	19,590
	TOTAL	1,632,854

Principal Amount or Shares		Value in U.S. Dollars
	MORTGAGE-BACKED SECURITIES—continued
	Government National Mortgage Association—0.0%
$ 720	Government National Mortgage Association, Pool 1512, 7.500%, 12/20/2023	$ 748
167	Government National Mortgage Association, Pool 1716, 7.000%, 5/20/2024	175
1,227	Government National Mortgage Association, Pool 2630, 6.500%, 8/20/2028	1,331
1,322	Government National Mortgage Association, Pool 2631, 7.000%, 8/20/2028	1,444
2,630	Government National Mortgage Association, Pool 2658, 6.500%, 10/20/2028	2,860
2,974	Government National Mortgage Association, Pool 2698, 5.500%, 1/20/2029	3,180
3,786	Government National Mortgage Association, Pool 2701, 6.500%, 1/20/2029	4,116
1,380	Government National Mortgage Association, Pool 2796, 7.000%, 8/20/2029	1,524
309	Government National Mortgage Association, Pool 2853, 7.500%, 12/20/2029	345
188	Government National Mortgage Association, Pool 3039, 6.500%, 2/20/2031	208
4,809	Government National Mortgage Association, Pool 3188, 6.500%, 1/20/2032	5,343
2,386	Government National Mortgage Association, Pool 3239, 6.500%, 5/20/2032	2,662
2,769	Government National Mortgage Association, Pool 3261, 6.500%, 7/20/2032	3,095
19,159	Government National Mortgage Association, Pool 3320, 5.500%, 12/20/2032	20,840
12,834	Government National Mortgage Association, Pool 3333, 5.500%, 1/20/2033	13,960
4,152	Government National Mortgage Association, Pool 3375, 5.500%, 4/20/2033	4,522
21,514	Government National Mortgage Association, Pool 3390, 5.500%, 5/20/2033	23,440
22,813	Government National Mortgage Association, Pool 3403, 5.500%, 6/20/2033	24,864
6,858	Government National Mortgage Association, Pool 345128, 6.500%, 1/15/2024	7,093
25,648	Government National Mortgage Association, Pool 3458, 5.000%, 10/20/2033	27,590
9,555	Government National Mortgage Association, Pool 3499, 5.000%, 1/20/2034	10,276
10,389	Government National Mortgage Association, Pool 3556, 5.500%, 5/20/2034	11,365
21,448	Government National Mortgage Association, Pool 3623, 5.000%, 10/20/2034	23,151
92	Government National Mortgage Association, Pool 366985, 4.500%, 6/15/2041	101
5,577	Government National Mortgage Association, Pool 372962, 7.000%, 3/15/2024	5,795
3,324	Government National Mortgage Association, Pool 373015, 8.000%, 6/15/2024	3,485
1,955	Government National Mortgage Association, Pool 412615, 7.500%, 6/15/2026	2,114
154	Government National Mortgage Association, Pool 432701, 8.000%, 6/15/2026	167
390	Government National Mortgage Association, Pool 443780, 7.000%, 12/15/2027	404
1,181	Government National Mortgage Association, Pool 444274, 7.500%, 1/15/2027	1,282
33	Government National Mortgage Association, Pool 446820, 8.000%, 8/15/2027	36
516	Government National Mortgage Association, Pool 455319, 7.000%, 10/15/2027	564
37,645	Government National Mortgage Association, Pool 456873, 6.500%, 5/15/2028	41,053
745	Government National Mortgage Association, Pool 460881, 7.000%, 7/15/2028	817
206	Government National Mortgage Association, Pool 468225, 6.500%, 9/15/2028	221
82	Government National Mortgage Association, Pool 471672, 7.000%, 4/15/2028	89
156	Government National Mortgage Association, Pool 506476, 7.000%, 4/15/2029	172
12,788	Government National Mortgage Association, Pool 510559, 7.000%, 10/15/2029	13,983
2,500	Government National Mortgage Association, Pool 541578, 5.000%, 6/15/2033	2,763
1,633	Government National Mortgage Association, Pool 544007, 6.500%, 3/15/2031	1,817
125	Government National Mortgage Association, Pool 571225, 6.500%, 10/15/2031	140
748	Government National Mortgage Association, Pool 591976, 5.000%, 4/15/2033	826
2,264	Government National Mortgage Association, Pool 603010, 5.000%, 6/15/2033	2,502
8,715	Government National Mortgage Association, Pool 605775, 6.000%, 11/15/2034	9,765
16,539	Government National Mortgage Association, Pool 605777, 6.000%, 12/15/2034	18,472
22,247	Government National Mortgage Association, Pool 615490, 4.500%, 8/15/2033	24,301
1,116	Government National Mortgage Association, Pool 633711, 6.000%, 9/15/2034	1,257
15,017	Government National Mortgage Association, Pool 643816, 6.000%, 7/15/2025	15,796
267,370	Government National Mortgage Association, Pool 644568, 5.500%, 8/15/2035	293,873
36,563	Government National Mortgage Association, Pool 650708, 5.500%, 1/15/2036	40,317

Principal Amount or Shares			Value in U.S. Dollars
		MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—continued
$ 67,300		Government National Mortgage Association, Pool 652534, 5.500%, 4/15/2036	$ 74,168
4,673		Government National Mortgage Association, Pool 704189, 5.500%, 1/15/2039	5,203
6,578		Government National Mortgage Association, Pool 780626, 7.000%, 8/15/2027	7,088
7,929		Government National Mortgage Association, Pool 782604, 5.500%, 3/15/2039	8,806
7,720		Government National Mortgage Association, Pool MA0625, 3.500%, 12/20/2042	8,138
2,288		Government National Mortgage Association, Pool MA1376, 4.000%, 10/20/2043	2,427
		TOTAL	782,074
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $2,635,438)	2,823,411
		MUNICIPAL BOND—0.0%
		Transportation Services—0.0%
390,000		Texas State Transportation Commission - State Highway Fund, 5.178%, 4/1/2030 (IDENTIFIED COST $420,715)	453,159
		COLLATERALIZED MORTGAGE OBLIGATION—0.0%
		Federal Home Loan Mortgage Corporation REMIC—0.0%
49,327		Federal Home Loan Mortgage Corp. REMIC, Series 3051, Class MY, 5.500%, 10/15/2025 (IDENTIFIED COST $48,381)	53,063
		ADJUSTABLE RATE MORTGAGES—0.0%
		Federal National Mortgage Association—0.0%
2,533	[2]	FNMA ARM, 2.125%, 1/1/2033	2,645
		Government National Mortgage Association—0.0%
157	[2]	GNMA ARM, 1.750%, 10/20/2025	157
1,091	[2]	GNMA ARM, 2.000%, 5/20/2028	1,107
		TOTAL	1,264
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $3,897)	3,909
		PURCHASED CALL OPTION—0.0%
9,600,000	[5]	Morgan Stanley EUR CALL/USD PUT, Notional Amount $9,600,000, Exercise Price $1.16, Expiration Date 3/10/2022 (IDENTIFIED COST $35,962)	1,757
		INVESTMENT COMPANIES—56.9%
23,458,837		Bank Loan Core Fund	223,328,131
48,188,591		Emerging Markets Core Fund	438,516,175
146,832,663		Federated Hermes Government Obligations Fund, Premier Shares, 0.03%[6]	146,832,663
901,220,365		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.07%[6]	901,040,120
152,982,572		High Yield Bond Core Fund	927,074,389
322,474,740		Mortgage Core Fund	3,063,510,030
58,240,651		Project and Trade Finance Core Fund	507,858,481
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $6,246,498,159)	6,208,159,989
		TOTAL INVESTMENT IN SECURITIES—108.6% (IDENTIFIED COST $11,852,562,835)	11,856,463,847
		OTHER ASSETS AND LIABILITIES - NET—(8.6)%[7]	(942,438,384)
		TOTAL NET ASSETS—100%	$10,914,025,463

At February 28, 2022, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
[5]United States Treasury Notes 2-Year Long Futures	12,792	$2,753,178,181	June 2022	$5,186,231
[5]United States Treasury Notes 5-Year Long Futures	1,603	$189,604,844	June 2022	$771,554
[5]United States Treasury Notes 10-Year Long Futures	1,200	$152,925,000	June 2022	$872,320
Short Futures:
[5]United States Treasury Notes 10-Year Ultra Short Futures	6,500	$918,632,813	June 2022	$(8,604,768)
[5]United States Treasury Ultra Bond Short Futures	1,952	$362,950,000	June 2022	$(3,359,783)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(5,134,446)
The average notional value of long and short futures contracts held by the Fund throughout the period was $1,173,238,520 and $1,274,939,419, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
At February 28, 2022, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive		In Exchange For	Net Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
3/9/2022	Bank of America N.A.	11,511,621	AUD	$8,193,436	$167,934
3/9/2022	Morgan Stanley	10,728,080	CAD	$8,480,893	$(16,687)
3/9/2022	State Street Bank & Trust Co.	14,020,003	EUR	$15,811,064	$(87,046)
3/9/2022	Bank of America N.A.	4,050,000	GBP	$5,507,493	$(74,149)
3/9/2022	State Street Bank & Trust Co.	4,084,587	GBP	$5,500,000	$(20,256)
3/9/2022	Credit Agricole CIB	6,257,000	GBP	$8,284,149	$110,032
3/9/2022	Credit Agricole CIB	6,490,000	GBP	$8,592,637	$114,129
3/9/2022	Morgan Stanley	176,700,000,000	IDR	$12,200,511	$93,074
3/9/2022	Barclays Bank PLC	918,000,000	INR	$12,049,616	$126,315
3/9/2022	Bank of America N.A.	617,754,847	JPY	$5,360,000	$14,047
4/25/2022	Bank of America N.A.	6,955,000	CAD	$5,485,586	$2,398
4/25/2022	Morgan Stanley	14,122,987	CAD	$11,000,000	$144,033
4/27/2022	JPMorgan Chase	7,550,000	AUD	$5,378,298	$109,691
4/27/2022	JPMorgan Chase	11,510,000	AUD	$8,289,950	$76,507
5/9/2022	Citibank N.A.	1,300,665,000	JPY	$11,244,161	$86,533
Contracts Sold:
3/9/2022	Bank of America N.A.	11,511,621	AUD	$8,406,980	$45,610
3/9/2022	Citibank N.A.	10,728,080	CAD	$8,603,872	$139,666
3/9/2022	State Street Bank & Trust Co.	7,010,000	EUR	$8,019,391	$157,384
3/9/2022	State Street Bank & Trust Co.	7,010,003	EUR	$8,054,660	$192,650
3/9/2022	Bank of America N.A.	6,257,000	GBP	$8,560,414	$166,233
3/9/2022	JPMorgan Chase	609,832,553	JPY	$5,360,000	$54,871
4/27/2022	Barclays Bank PLC	7,550,000	AUD	$5,480,168	$(7,821)
4/27/2022	Barclays Bank PLC	11,510,000	AUD	$8,354,534	$(11,924)
5/9/2022	BNP Paribas SA	1,300,665,000	JPY	$11,339,000	$8,306
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS					$1,591,530
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $892,509 and $1,225,063, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.

At February 28, 2022, the Fund had the following outstanding written options:
Counterparty	Description	Number of Contracts	Notional Amount	Expiration Date	Exercise Price	Value
Call Option:
[5]Morgan Stanley	AUD CALL/USD PUT	30,000,000	$30,000,000	April 2022	$0.74	$(303,270)
Put Options:
[5]Morgan Stanley	EUR PUT/USD CALL	9,600,000	$9,600,000	March 2022	$1.14	$(157,930)
[5]Morgan Stanley	AUD PUT/USD CALL	30,000,000	$30,000,000	April 2022	$0.72	$(289,590)
(Premium Received $669,322)						$(750,790)
The average market value of written put and call options held by the Fund throughout the period was $153,305 and $101,112, respectively. This is based on amounts held as of each month-end throughout the three-month fiscal period.
The average market value of purchased call options held by the Fund throughout the period was $14,741. This is based on amounts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Appreciation/Depreciation on Futures Contracts, Foreign Exchange Contracts and Value of Written Options is included in “Other Assets and Liabilities–Net.”
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended February 28, 2022, were as follows:
Affiliates	Value as of 11/30/2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 2/28/2022	Shares Held as of 2/28/2022**	Dividend Income
Bank Loan Core Fund	$222,335,908	$2,866,905	$—	$(1,874,682)	$—	$223,328,131	23,458,837	$2,866,905
Emerging Markets Core Fund	$554,168,691	$8,172,592	$(98,774,000)	$(18,499,392)	$(6,551,716)	$438,516,175	48,188,591	$8,183,559
Federated Hermes Government Obligations Fund, Premier Shares*	$41,289,653	$523,064,495	$(417,521,485)	N/A	N/A	$146,832,663	146,832,663	$2,619
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares*	$173,788,673	$1,895,557,485	$(1,168,264,042)	$(3,551)	$(38,445)	$901,040,120	901,220,365	$31,215
High Yield Bond Core Fund	$1,088,106,476	$—	$(134,157,550)	$(25,078,969)	$(1,795,568)	$927,074,389	152,982,572	$14,351,527
Mortgage Core Fund	$2,543,727,294	$594,000,000	$—	$(74,217,264)	$—	$3,063,510,030	322,474,740	$13,704,915
Project and Trade Finance Core Fund	$508,452,940	$5,776,431	$—	$(6,370,890)	$—	$507,858,481	58,240,651	$5,776,430
TOTAL OF AFFILIATED TRANSACTIONS	$5,131,869,635	$3,029,437,908	$(1,818,717,077)	$(126,044,748)	$(8,385,729)	$6,208,159,989	1,653,398,419	$44,917,170

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.
**	At February 28, 2022, the Fund owns a majority of the outstanding shares of beneficial interest of each of Mortgage Core Fund and Project and Trade Finance Core Fund.

1
All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers. As of February 28, 2022, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Collateral Received
$970,551,828	$979,132,663

2
Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.

3
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Board of Directors (the “Directors”).

4	All or a portion of this security is pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
5	Non-income-producing security.
6	7-day net yield.
7	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at February 28, 2022.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Directors.
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
◾ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 28, 2022, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$3,540,487,084	$26,845	$3,540,513,929
U.S. Treasury Securities	—	1,980,440,321	—	1,980,440,321
Commercial Mortgage-Backed Securities	—	103,230,360	—	103,230,360
Asset-Backed Securities	—	14,469,669	—	14,469,669
Foreign Governments/Agencies	—	6,314,280	—	6,314,280
Mortgage-Backed Securities	—	2,823,411	—	2,823,411
Municipal Bond	—	453,159	—	453,159
Collateralized Mortgage Obligation	—	53,063	—	53,063
Adjustable Rate Mortgages	—	3,909	—	3,909
Purchased Call Option	—	1,757	—	1,757
Investment Companies[1]	5,700,301,508	—	—	6,208,159,989
TOTAL SECURITIES	$5,700,301,508	$5,648,277,013	$26,845	$11,856,463,847
Other Financial Instruments:
Assets
Futures Contracts	$6,830,105	$—	$—	$6,830,105
Foreign Exchange Contracts	—	1,809,413	—	1,809,413
Liabilities
Futures Contracts	(11,964,551)	—	—	(11,964,551)
Foreign Exchange Contracts	—	(217,883)	—	(217,883)
Written Options Contracts	—	(750,790)	—	(750,790)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(5,134,446)	$840,740	$—	$(4,293,706)

1
As permitted by U.S. generally accepted accounting principles, an Investment Company valued at $507,858,481 is measured at fair value using the NAV per share practical expedient and has not been categorized in the chart above but is included in the Total column. The price of shares redeemed of Project and Trade
Finance Core Fund may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.

The following acronym(s) are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
AUD	—Australian Dollar
BKNT	—Bank Notes
CAD	—Canadian Dollar
EUR	—Euro Currency
FNMA	—Federal National Mortgage Association
FREMF	—Freddie Mac Multifamily K-Deals
GBP	—British Pound
GMTN	—Global Medium Term Note
GNMA	—Government National Mortgage Association
IDR	—Indonesian Rupiah
INR	—Indian Rupee
JPY	—Japanese Yen
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit